COMMONWEALTH SHAREHOLDER SERVICES, INC.
                         1500 FOREST AVENUE, SUITE 223
                           RICHMOND, VIRGINIA 23229
                                 (800) 567-4030


                                February 28, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549


           Re:  Satuit Capital Management Trust
                SEC File Nos. 333-45040/811-10103


Ladies and Gentlemen:

     On behalf of Satuit Capital Management Trust (the "Trust"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A ("PEA No. 1"). PEA No. 1 is being filed to: (i) update financial information; (ii) incorporate by reference the audited financial information for the Trust for its most recent fiscal year ended October 31, 2001; and (iii) add appropriate exhibits and consents. PEA No. 1 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 under the 1933 Act.

     Questions  concerning  PEA No. 1 may be directed to Mr. Thomas R. Westle at
(212) 888-6680.


                                Very truly yours,


                               /s/ John Pasco, III
                                 John Pasco, III

As filed with the Securities and Exchange Commission on February 28, 2002

                                     Registration No. 333-45040
                                            File No.  811-10103

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.  1                            |X|
                                                                  -

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.  5                                           |X|
                                                                  -

                        (Check appropriate box or boxes)

                         SATUIT CAPITAL MANAGEMENT TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (781) 545-7408
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                                Thomas R. Westle
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                          New York, New York 10022-4405
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |__|  immediately upon filing pursuant to paragraph (b)
       --
      |X_|  on February 28, 2002 pursuant to paragraph (b)
       --
      |__|  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |__|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__| on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                          SATUIT CAPITAL MICRO CAP FUND

                                   A SERIES OF
                         SATUIT CAPITAL MANAGEMENT TRUST



                       Prospectus dated February 28, 2002






                         SATUIT CAPITAL MANAGEMENT, LLC
                                     Adviser



     The Satuit Capital Micro Cap Fund, a series of Satuit Capital Management Trust, seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million that the Adviser believes exhibit reasonable valuations and favorable growth prospects.

     This Prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated February 28, 2002, is available free of charge and may be obtained by writing Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling
(800) 567-4030. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.



     These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


PAGE

RISK RETURN SUMMARY......................................1

PERFORMANCE..............................................3

INVESTMENT STRATEGIES....................................4

MAIN RISKS...............................................5

MANAGEMENT...............................................7

YOUR ACCOUNT.............................................8

HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES..............9

HOW TO SELL (REDEEM) SHARES OF THE FUND.................14

WHEN AND HOW NAV IS DETERMINED..........................18

DISTRIBUTIONS...........................................18

FEDERAL TAX CONSIDERATIONS..............................19

PERFORMANCE COMPARISONS.................................20

CUSTODIAN, TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT........................................20

COUNSEL AND INDEPENDENT AUDITORS........................20

FINANCIAL HIGHLIGHTS....................................20

ORGANIZATION............................................20

ADDITIONAL INFORMATION..................................21

FOR MORE INFORMATION....................................22

                               RISK/RETURN SUMMARY

     The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Micro Cap Fund (the "Fund). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVES

     The Fund's investment objective is to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million ("micro cap companies"). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

     The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. micro cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

     The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

     Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND.

     Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the NAV, total return and value of the Fund and your investment.

-- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

-- Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

-- Investment In Micro Cap Companies: The Fund invests principally in companies with a market capitalization of $500 million or less (micro-cap companies). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities, the net asset value ("NAV") of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

     You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

WHO MAY WANT TO INVEST IN THE FUND

     We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

--    a long-term investment horizon;
--    long-term capital appreciation;
--    a stock fund to complement a portfolio of more conservative investments;
--    a stock fund that uses a balanced approach of value and growth investing;
      or
--    a stock fund that invests in U.S. micro-cap companies.

The Fund may NOT be suitable for you if:

--   You need regular income or stability of principal;
--   You are pursuing a short-term goal or investing emergency reserves; or
--   You are pursuing an investment strategy that is highly speculative.

                                   PERFORMANCE

     The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows the performance of the Fund for the initial calendar year. Prior to December 10, 2001, shares of the Fund were sold without any sales charges. The bar chart figures don't include any sales charges that investors will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total return of the Fund for the period ended December 31, 2001 to the Standard & Poor's 500 Stock Index and the Russell 2000 Index. Keep in mind that past performance may not indicate how well the Fund will perform in the future.

[bar chart goes here]

Satuit Capital Micro Cap Fund

2001               38.16%

[end bar chart]


     During the period shown in the bar chart, the highest return for a calendar quarter was 29.03% (quarter ending June 30, 2001) and the lowest return for a calendar quarter was (14.65%) (quarter ending September 30, 2001).

                               Average Annual Total Return
                      (for the periods ending December 31, 2001)

                                               Since Inception
                                  1 Year       December 12, 2000
                                  ------       -----------------

Satuit Capital Micro Cap Fund
Return Before Taxes               38.16%        37.22%
Return After Taxes
  on Distributions(1)             38.16%        37.22%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)               23.05%        29.82%

Satuit Capital Micro Cap Fund(2)
Return Before Taxes               30.21%        29.69%
Return After Taxes
  on Distributions(1)(2)          30.21%        29.69%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)(2)            18.25%        23.79%
--------------------------

Standard & Poor's 500
  Stock Index(3)                 (13.04%)      (15.56%)

Russell 2000 Index(4)              1.03%         2.14%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     The Fund's past performance, before and after taxes, is no necessarily an indication of how the Fund will perform in the future.

(2) These returns represent the performance of the Fund but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of shares.

(3) The Standard & Poor's 500 Stock Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals and consumer products. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(4) The Russell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

FEE TABLE

     As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (1)                5.75%
Maximum Deferred Sales Charge (Load) Imposed on
   Certain Redemptions (2)                                          2.00%
Sales Charge (Load) Imposed on  Reinvested Dividends                None
Redemption Fees                                                     None
Exchange Fees                                                       None

Annual Operating Expenses (Expenses that are deducted from Fund assets)

Management Fee                                                      1.50%
Distribution and Service (12b-1) Fees                               None
Other Operating Expenses (3)                                       34.66%
                                                                  ------
Total Annual Fund Operating Expenses                               36.16%
Fee Waiver and/or Expense Reimbursements(4)                        35.36%
                                                                   ------
Net Expenses                                                        2.80%
----------------------------

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. An investor who has paid a front-end sales charge will not be subject to a contingent deferred sales charge.

(2) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within one year of purchase.

(3) Other Expenses includes, among other expenses, administrative, custody, transfer agency fees and shareholder servicing fees.

(4) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses of the Fund is limited to 2.80% until October 31, 2002. The Adviser may be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. From December 12, 2000 (commencement of operations) through October 31, 2001, the Adviser waived fees and/or reimbursed expenses at the annual rate of 34.51% of the Fund's average net assets.

Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year(1)   3 Years(1)      5 Years(1)     10 Years(1)
                ---------   -----------     ----------     -----------

                $842        $5,806          $8,159         $9,951

(1) The above example assumes payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. If you are in a category of investors who purchase Fund shares without a front-end sales charge and you redeem your shares at the end of one year, your costs would be $480. Accordingly, your actual expenses may vary. The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

     Should the investment adviser continue the contractual operating expense limitation for the periods shown below, your costs would be:

                1 Year      3 Years         5 Years        10 Years
                ------      -------         -------        --------

                $842        $1,393          $1,969         $3,523

                              INVESTMENT STRATEGIES

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of common stocks of U.S. micro cap companies. The Adviser believes that micro cap securities which exhibit a combination of reasonable valuations and above average growth rates will, over the long term, outperform the broader stock market and provide superior investment returns to investors. To that end, the Adviser generally seeks to identify common stocks of companies which are currently priced below the Adviser's estimation of their potential, have earnings that may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

     The process to select portfolio securities of the Fund occurs in two stages. First, the Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million. The Adviser uses valuation analysis to determine the inherent value of a company. Such analysis includes a review of a company's financial information such as price to book ratios, price to sales ratios, return on equity ratios, and return on assets ratios. The Adviser uses growth analysis to determine a company's potential for long-term growth. Such analysis involves evaluating a company's dividends and earnings prospects based on its potential for revenue growth due to growing market share, the launch of new products or services, the strength of its management and its financial condition. Companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects are listed on what the Adviser refers to as the Focus List.

     The second stage of the selection process requires subjecting the ranked common stocks on the Focus List to a detailed qualitative analysis in order to determine the sustainability of each company's valuation and growth characteristics over the long term. Such analysis includes a review of each company's market sector, competitive position within that market sector, and business prospects in addition to regularly conducting personal interviews with company management, major customers and suppliers, and Wall Street analysts who cover the stocks being evaluated.

     The Adviser will constantly monitor the Fund's investment portfolio's positions for adverse changes in the Fund's investment portfolio's. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy

     The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political, or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. When the Fund is making such defensive investments, the Fund may not achieve its investment objective.

Portfolio Turnover

     As stated above, the Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 75% and 100%.

                                   MAIN RISKS

     All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that as of the date of this Prospectus the Fund had no operating history.

Stock Market Risks

     The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

Stock Selection Risks

     Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Investment In Micro Cap Companies

     The Fund invests in micro-capitalization companies (generally a market capitalization of $500 million or less). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger company stocks. Further, stocks of micro cap companies tend to trade at a lower volume than do those of larger companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to sudden and significant losses.

                                   MANAGEMENT

Board Of Trustees

     The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

The Adviser

     Satuit Capital Management, LLC (the "Adviser"), 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement" ). Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

     Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.50% on the average daily net assets of the Fund. From December 12, 2000 (commencement of operations) through October 31, 2001, the Adviser waived its fees.

     In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses until October 31, 2002 so that the ratio of total annual operating expenses for the Fund will not exceed 2.80% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

     The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

Portfolio Manager

     Robert J. Sullivan, the Portfolio Manager of the Fund, has over 16 years of investment experience. He is responsible for implementing the day-to-day management of the Fund's investment operations.

     Prior to joining the Adviser, Mr. Sullivan was employed from 1993 to 2000 by Cadence Capital Management where he served as Portfolio Manager/Senior Equity Analyst. Cadence is an institutional asset management firm with over $6 billion in equity assets under management. Mr. Sullivan's position included direct research, analysis and investment responsibility.

     From 1992 to 1993 Mr. Sullivan was employed by Fidelity Capital Markets, the institutional block-trading desk of Fidelity Management & Research Company, as an institutional equity sales trader. Prior to joining Fidelity, Mr. Sullivan was employed by Bridge Information Systems, a leading provider of financial information to market participants around the globe. Mr. Sullivan began his employment with Bridge in 1987 where he had account responsibilities for buy and sell side firms in both Boston and New York.

     Mr. Sullivan holds a Bachelors of Science in Economics from the University of Maryland and holds Series 7, 22, and 63 licenses from the National Association of Securities Dealers, Inc. He is also a member of the Boston Security Analysts Society, the Boston Securities Traders Association and the Association for Investment Management and Research.

Other Expenses

     The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws.

Shareholder Servicing

     The distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund. In consideration of these services, the Distributor is paid a monthly fee equal to one-quarter (0.25%) percent of the Fund's average daily net assets on an annualized basis.

                                  YOUR ACCOUNT

Types Of Accounts

     If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

     Individual, Sole Proprietorship And Joint Accounts. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

     Uniform Gift Or Transfer To Minor Accounts (UGMA OR UTMA). Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor's social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

     Corporate And Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

    -- For corporations, a corporate resolution signed by an authorized person with a signature guarantee.
    -- For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.
    -- An authorized officer of the corporation or other legal entity must sign the application.

     Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

     Retirement Accounts. The Fund currently does not offer NEW IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. However, Fund shares may be purchased by EXISTING retirement accounts. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in a retirement account be sure to indicate the year in which the contribution is made.

                  HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

     Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information

     The Fund does not issue share certificates.

     You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

                                PURCHASING SHARES

     Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. The Fund is also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. A sales charge may apply to your purchase, exchange or redemption of Fund shares. The minimum initial investment in the Fund is $1,000. Additional investments in the Fund must be in amounts of $250 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

     The public offering price is the Fund's net asset value (" NAV") plus an initial sales charge. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" below. However, if you purchase shares in amounts over a certain level, the initial sales charge may be reduced, as the chart below shows.

Sales Charges

     If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase shares of the Fund. The following schedule governs the percentage to be received by the selling broker-dealer firm.

Amount of Purchase            Sales Charge as a Percentage of   Dealer Discount
At the Public                     Offering   Net Amount         as Percentage of
Offering Price                     Price      Invested          Offering Price

Less than $50,000                  5.75%     6.10%              5.00%
$50,000 but less than $100,000     4.50%     4.71%              3.75%
$100,000 but less than $250,000    3.50%     3.63%              2.75%
$250,000 but less than $500,000    2.50%     2.56%              2.00%
$500,000 but less than $1,000,000  2.00%     2.04%              1.75%
$1,000,000 or more                 1.00%     1.01%              1.00%

Right of Accumulation

     After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement  of  Intention

     A reduced sales charge on shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2) purchases of Fund shares if you were a Fund shareholder prior to December 10, 2001;

(3) purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Adviser, First Dominion Capital Corp. and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Distributor for its own investment account and for investment purposes only;

(5) "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees, such as the 2.00% contingent deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase, may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

     Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 567-4030. All account information is subject to acceptance and verification by the Distributor.

METHOD OF PURCHASE

By Telephone

     To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

     After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

      Suntrust Bank
      Richmond, Virginia
      ABA #0510 0002 0
      Acct #201330490
      Fund Services, Inc.
      Credit to "Satuit Funds"
      For further credit to:  (name and/or taxpayer identification number)

     The most critical items are the bank name, ABA number, credit account number and FSI. The other items will help speed the process and insure that the funds are placed in the proper internal account.

You will then need to mail a signed account application to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

By Mail

     You may also open an account by mailing a completed and signed account application, together with a check made payable to the Satuit Capital Micro Cap Fund, to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229


Automatic Investment Plans

     You may invest a specified amount of money in the Fund once or twice a month on specified dates pursuant to an Automatic Investment Plan ("AIP"). These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment for an AIP is $100.

     To open an AIP account, call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties

     You may buy and sell shares of the Fund through certain brokers (and their authorized agents) that have made arrangements with the Fund's distributor to sell Fund shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Fund, and you will pay or receive the next price calculated by the Fund. The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of he Fund's current prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How To Pay For Your Purchase Of Shares

     You may purchase shares of the Fund by check, ACH payment, or wire. All payments must be in U.S. dollars.

     Checks. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Micro Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     Ach Payments. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

     Wires. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service. See page 11 for wiring instructions.

Limitations On Purchases

     The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

Cancelled Or Failed Payments

     The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer
Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

                    HOW TO SELL (REDEEM) SHARES OF THE FUND

     You have the right to sell ("redeem") all of any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less the 2.00% contingent deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. See "Redemption Procedures" below.

     We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within 7 calendar days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days.

     The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 567-4030 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

REDEMPTION PROCEDURES

By Mail

     To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o Your name(s) and  signature(s);
o The name of the Fund, and your account number;
o The dollar  amount or number of shares you want to redeem;
o How and where  to  send  your  proceeds;
o A  signature  guarantee,  if  required  (see "Signature
  Guarantee  Requirements"  below);  and
o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

      Satuit Capital Micro Cap Fund
      c/o Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia 23229

By Wire

     You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

     Wire requests are only available if your redemption is for $10,000 or more.

     To request a wire redemption, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone

     We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

     To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

     Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

     Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

Automatic Redemption

     If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

     To set up periodic redemptions automatically, call or write the Fund for an "Automatic Redemption" form. You should complete the form and mail it to the Fund with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements

     To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

         --   Redemption of over $5,000 worth of shares;
         --   Changes to a record name or address of an account;
         --   Redemption from an account for which the address or account registration has changed within the last 30 days;
         --   Sending proceeds to any person, address, brokerage firm or bank account not on record;
         --   Sending proceeds to an account with a different registration
              (name or ownership) from yours; or
         --   Changes to automatic investment or redemption programs,
              distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but NOT from a notary public.

Small Accounts

     If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Fund will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below $1,000, the Fund may close your account and send you the proceeds. The Fund will not close your account, however, if it falls below $1,000 solely as a result of a reduction in your account's market value.

Transferring Registration

     If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. ("FSI" or the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Lost Accounts

     The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

How To Contact The Fund

     For more information about the Fund or your account, you may write to the Fund at:

      Satuit Capital Micro Cap Fund
      c/o Commonwealth Shareholder Services, Inc.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

Or you may call toll free at (800) 567-4030

                         WHEN AND HOW NAV IS DETERMINED

     The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE")(currently 4:00 p.m., Eastern
Time) on each business day that the NYSE is open (the "Valuation Time"); however, the Trust's management may compute the NAV more frequently in order to protect shareholders' interests. (As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) NAV per share is computed by adding the total value of the investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

     If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

     The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

                                  DISTRIBUTIONS

     As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.

     When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

     The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

     If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:
---------------------------------------

    -- Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.
    -- Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions

                           FEDERAL TAX CONSIDERATIONS

     Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

Taxes On Distributions. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares.

     The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year (by January
31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On  Redemptions  Of  Shares.       The sale of Fund  shares  is a  taxable
transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis from the amount received in exchange for your Fund shares. Your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"Buying A Dividend." All distributions reduce the NAV of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax  Withholding.       The Fund may be required to withhold U.S. federal income
tax at the rate of 31% from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct social security or taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

     Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

                                    CUSTODIAN

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

                 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Pursuant to a Transfer Agent Agreement with the Trust, FSI acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

                        COUNSEL AND INDEPENDENT AUDITORS

     Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the period presented have been audited by McCurdy & Associates CPA's, Inc., independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Period ended
                                                        October 31, 2001*

Per Share Operating Performance
Net asset value, beginning of period                    $10.00
                                                        ------

Income from investment operations-
   Net investment loss                                   (0.23)
   Net realized and unrealized gain on investments        2.64
                                                          ----
   Total from investment operations                       2.42

Net asset value, end of period                          $12.42
                                                         =====

Total Return                                             24.20%

Ratios/Supplemental Data
 Net assets, end of period (000's)                      $  456

Ratio to average net assets
   Expenses                                              36.16%**
   Expenses, net of reimbursements                        1.65%**
   Investment loss, excluding reimbursements            (35.66%)**
   Net investment loss                                   (1.14%)**
Portfolio turnover rate                                 100.09%

* Commencement of operation was December 12, 2000.
** Annualized

                                  ORGANIZATION

     The Satuit Capital Micro Cap Fund is a series of Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Micro Cap Fund with distinct and separate investment objectives, strategies and policies.

     It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

                             ADDITIONAL INFORMATION

Shareholder Communications

     The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 567-4030.

                              FOR MORE INFORMATION

     Adviser                     Satuit Capital Management, LLC
                                 146 Front Street, Suite 204
                                 Mill Wharf Plaza
                                 Scituate, Massachusetts 02066

     Legal Counsel               Spitzer & Feldman P.C.
                                 405 Park Avenue
                                 New York, New York  10022

     Independent Auditors        McCurdy & Associates Cpa's, Inc.
                                 27955 Clemens Road
                                 Westlake, Ohio  44145

   Distributor                   First Dominion Capital Corp.
                                 1500 Forest Avenue, Suite 223
                                 Richmond, Virginia 23229

   Transfer Agent                Fund Services, Inc.
                                 1500 Forest Avenue, Suite 111
                                 Richmond, Virginia 23229

   Administrator                 Commonwealth Shareholder Services, Inc.
                                 1500 Forest Avenue, Suite 223
                                 Richmond, Virginia 23229

     Custodian                   Custodial Trust Company
                                 101 Carnegie Center
                                 Princeton, New Jersey 08540-6231

You'll find more information about the Fund in the following documents:

     The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

     For more information about the Fund, you may wish to refer to the Fund's SAI dated February 28, 2002, which is on file with the SEC and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 567-4030 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

     Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)

                          SATUIT CAPITAL MICRO CAP FUND

                                   A SERIES OF
                         SATUIT CAPITAL MANAGEMENT TRUST
                           146 Front Street, Suite 204
                                Mill Wharf Plaza
                          Scituate, Massachusetts 02066
                                 (800) 567-4030




                       STATEMENT OF ADDITIONAL INFORMATION



                                February 28, 2002

                                TABLE OF CONTENTS


                                                                Page

Investment Objective, Policies and Restrictions..........
Trustees and Executive Officers...........................
Investment Advisory and Other Services....................
Portfolio Transactions and Allocation of Brokerage........
Taxation..................................................
Voting and Ownership of Shares............................
Purchase of Shares........................................
Redemption of Shares......................................
Dividends and Distributions...............................
Net Asset Value ..........................................
Performance Comparisons...................................
Counsel and Independent Auditors..........................
Other Information.........................................
Financial Statements......................................

     This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Micro Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated February 28, 2002. Copies of the Prospectus may be obtained from the Fund by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling
(800) 567-4030.

     The Fund's audited financial statements and notes thereto for the year ended October 31, 2001 and the unqualified report of McCurdy & Associates CPA's, Inc., the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended October 31, 2001 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 567-4030.

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means Satuit Capital Management, LLC.

"Board" means the Board of Trustees of the Trust.

"IRS Code" means the Internal Revenue Code of 1986, as amended.

"CSS" means Commonwealth Shareholder Services, Inc., the administrator of the Fund.

"Custodian" means the Custodial Trust Company, the custodian of the Fund's assets.

"FDCC" means First Dominion Capital Corp., the principal underwriter and distributor of the Fund's shares.

"FSI" means Fund Services, Inc., the transfer and dividend disbursing agent of the Fund.

"Fund" means the Satuit Capital Micro Cap Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                    THE FUND

     The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust, a Delaware business trust organized on August 29, 2000. The Fund's principal office is located at 146 Front Street, Suite 204,
Mill Wharf Plaza, Scituate, Massachusetts 02066. The Fund is a "diversified" series, as that term is defined in the 1940 Act.

        INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS

     The Fund's investment objective is to provide investors with long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million. The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

     The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million (micro-cap companies). Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

     The Adviser selects portfolio securities for investment by the Fund by subjecting the top 20% of the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

     The Adviser may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when the Adviser believes that the market price per share of a security exceeds the inherent value of the company, or when a company's earnings and dividends prospects weaken.

                            INVESTING IN MUTUAL FUNDS

     All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

                               STOCK MARKET RISKS

     The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

                              STOCK SELECTION RISKS

     Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                        INVESTMENT IN MICRO CAP COMPANIES

     The Fund invests primarily in companies with market capitalizations under $500 million (collectively, "micro cap companies"). These companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Micro cap companies may also: (1) lack depth of management; (2) be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, micro cap companies may suffer significant losses, as well as realize substantial growth. Thus, securities of micro cap companies present greater risks than do securities of larger, more established companies.

     Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.

                  OTHER INVESTMENT POLICIES AND RESTRICTIONS

     The following paragraphs provide a description of other investment policies and restrictions of the Fund. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

                            INITIAL PUBLIC OFFERINGS

     To the extent that IPOs are offered to the Fund, the Fund may participate in IPOs if the security being offered satisfies the Fund's investment criteria as determined by the Adviser. An IPO, initial public offering, is a company's first sale of stock to the public and are primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company's growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers. IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on the Fund's performance. There is no guarantee that the IPOs in which the Fund participates will be successful, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

               CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES

     At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

                             SHORT-TERM INVESTMENTS

     The Fund may invest in any of the following securities and instruments:

              BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES
                                AND TIME DEPOSITS

     The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

                         SAVINGS ASSOCIATION OBLIGATIONS

     The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

                        COMMERCIAL PAPER, SHORT-TERM NOTES
                         AND OTHER CORPORATE OBLIGATIONS

     The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Satuit Capital Management, LLC (the "Advisor") to be of comparable quality.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

                             GOVERNMENT OBLIGATIONS

     The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                               ILLIQUID SECURITIES

     The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

                              RESTRICTED SECURITIES

     The SEC Staff currently takes the view that any delegation by the Board of Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Trustees. It is the present intention of the Board of Trustees that, if the Board of Trustees decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Trustees would consider what action would be appropriate in light of the Staff's position at that time.

                                   SHORT SALES

     The Fund is authorized commit up to 5% of the Fund's net assets to engage in short sales of securities which it does not own or have the right to acquire. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit in a segregated account with the Fund's custodian additional cash or securities so that the total collateral held for the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     If the Fund makes a short sale, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     As stated above, when engaging in short sales, the Trust is required to segregate with its custodian at all times an amount of cash, U.S. Government securities, and other high-grade liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker in respect of the short sale (not including the proceeds of the short sale). The Fund values the securities sold short daily in accordance with procedures established by the Board of Trustees for valuing the Fund's "long" investments, and the segregated account is marked to market daily to reflect changes in the value of the security. The Fund's segregation requirement is reduced to an amount below the opening value of the security in question, if the value of the security falls below the opening value. Conversely, The Fund's segregation requirement is increased above the opening value, if the value of the security rises above that level. If the segregation requirement increases, that is, if the sum of the market value of the segregated account plus the market value of the amount deposited with the broker as collateral falls below the amounts required to be maintained (i.e., the greater of the current market value of the security sold short or the market value of that security at the time the transaction was entered into), then the Fund deposits additional assets in the segregated account to satisfy the requirement.

     The Fund's decision to make a short sale may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     Short sales create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

                              REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

                                 BORROWING MONEY

     The Fund may borrow money from banks as a temporary measure for emergency purposes or to facilitate redemption requests. The Fund may borrow up to one-third of its total assets. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of the Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if the Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

                                SECURITIES LOANS

     The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower.
Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

                             INVESTMENT RESTRICTIONS

     In addition to the principal investment objectives, policies and risks set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Fund may be changed by the Board of Trustees.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, the Fund will not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer;

2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below;

3. Borrow amounts in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets;

4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of the Fund's portfolio securities;

5.   Purchase or sell real estate or  commodities,  including  oil, gas or other
     mineral   exploration  or  developmental   programs  or  commodity  futures
     contracts;

6. Make loans, in the aggregate, exceeding 33 1/3% of the Fund's total assets or lend the Fund's portfolio securities to broker-dealers if the loans are not fully collateralized;

7. Invest in other registered investment companies, except as permitted by the 1940 Act;

8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of beneficial interest of the Fund; or

9. Concentrate investments, or invest 25% or more of its net assets, in any one industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.

                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

The Fund will not:

1.   Acquire securities for the purpose of exercising control over management;

2. Invest more than 15% of its net assets in illiquid securities. In the event that such illiquid securities comprise more than 15% of the Fund's assets due to appreciation or other like cause not related to direct investment, the Fund shall not purchase additional portfolio securities until such time as the Fund holds 15% or less in such illiquid securities; or

3. Purchase additional portfolio securities if borrowings exceed 5% of the Fund's net assets.

     Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.

                              TRUSTEES AND OFFICERS

     The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. As of December 31, 2001, each Trustee serves as a trustee for the Fund which is currently the only registered fund of the Trust. Trustees who are "interested persons", as defined by the 1940 Act, are indicated by asterisk.

-------------------------------------------------------------------------------
                           PRINCIPAL OCCUPATION AND OTHER
                           BUSINESS EXPERIENCE DURING       POSITIONS HELD WITH
NAME (AGE) AND ADDRESS     PAST FIVE (5) YEARS              THE TRUST
--------------------------------------------------------------------------------

Robert J. Sullivan* (40) Managing Director and      Chief Chairman of the Board,
5 Driftwood Lane         Investment Officer of      President and Treasurer
Scituate, Ma  02066      Satuit Capital             since December, 2000
                         Management, LLC from
                         June, 2000 to Present,
                         Portfolio Manager and Senior
                         Equity Analyst at Cadence
                         Capital Management from 1997
                         to 2000, an institutional asset
                         management firm; Institutional
                         Equity Sales Trader at Fidelity
                         Capital Markets from 1992 to
                         1993; and Customer Service
                         Representative at Bridge Information
                         Systems from 1987 to 1992.
--------------------------------------------------------------------------------

Michael D. Muffoletto (44) Director  of Trade        Trustee since
194 Ocean Drive West       Training at  Electronic   December, 2000
Stamford, Ct 06902         Trading  Group,  LLC
                           from  1998 to  Present;
                           Portfolio  Manager
                           (private hedge fund) at
                           Fairfield Limited Partners
                           from 1993 to 1998; and
                           Portfolio Manager (NYSE listed
                           company) at Investment Advisor,
                           Inc. from 1988 to 1992.
--------------------------------------------------------------------------------

Kevin M. Haggerty (42)     Manager, Andover            Trustee since
200 Highland Road          Brokerage (equity trading)  December, 2000
Rye, NY  10580             from 1998 to Present;
                           Private Investor from
                           1997 to 1998; and Head
                           of Trading  at Fidelity
                           Capital Markets from
                           1990 to 1997.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Mr. Sullivan is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act. Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

                                 AUDIT COMMITTEE

     The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Muffoletto and Haggerty. Mr. Haggerty acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended October 31, 2001.



     As of December 31, 2001, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

                                                  Aggregate Dollar Range of
                                                  Equity Securities in All Funds
                        Dollar Range of Equity    of the Trust Overseen by
Name of Trustee         Securities in the Fund    the  Trustee
--------------------------------------------------------------------------------

Robert J. Sullivan       $10,001-$50,000           $10,001-$50,000
Michael D. Muffoletto    None                      None
Kevin M. Haggerty        None                      None

                                  COMPENSATION

     No Trustee receives any compensation for their service as Trustees of the Trust. However, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the executive officers receives any compensation or expense reimbursement from the Fund. For the period from December 12, 2000 (commencement of operations) through October 31, 2001, the Trustees received no compensation or expense reimbursements from the Trust.

--------------------------------------------------------------------------------
Name and Position    Aggregate    Pension  or    Estimated    Total Compensation
                     Compensation Retirement     Annual       from Fund and Fund
                     From Fund    Benefits       Benefits     Complex Paid to
                                  Accrued        Upon         Trustees**
                                  as Part of     Retirement
                                  Fund
                                  Expenses
--------------------------------------------------------------------------------

Robert J. Sullivan*    None        None           None           None
Michael D. Muffoletto  None        None           None           None
Kevin M. Haggerty      None        None           None           None

---------------------------

*"Interested person" as defined under the 1940 Act.
**The Registrant is the only registered mutual fund in the fund complex.

Sales Load

     The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Adviser and by members of their immediate families. Please see the prospectus dated February 28, 2002 for a complete list of other instances where the sales load is waived.

                                 CODE OF ETHICS

     The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code"), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Fund, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by the Fund to (i) employ any device, scheme or artifice to defraud the Fund; (ii) make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engage in any manipulative practice with respect to the Fund.. The Board of Trustees has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by the Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

     It is noted that under the Code: (1) the disinterested Trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

                          PRINCIPAL SECURITIES HOLDERS

     As of February 28, 2002, the following persons owned of record shares of the Fund in the following amounts:

Name and Address                   Number of Shares          Percentage of Fund
----------------                   ----------------          ------------------

National Investor Services Corp.    95,495.940               65.244%
For the Exclusive Benefit of
  Customers
55 Water Street, 32nd Floor
New York, New York 10041

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

     Satuit Capital Management LLC (the "Adviser"), 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066, serves as investment adviser to the Fund. The Adviser is wholly-owned and controlled by Mr. Robert J. Sullivan, who is also the Managing Director and Chief Investment Officer of the Adviser. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities & Exchange Commission.

     Under the terms of its investment advisory agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Investment Advisory Agreement

     The Adviser acts as the investment adviser to the Fund pursuant to an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund's investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

     The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or the Adviser. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund except in the case of the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities.

     For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 1.50% on the average daily net assets of the Fund. From December 12, 2000 (commencement of operations) through October 31, 2001, the Adviser waived fees of $2,854 and voluntarily reimbursed expenses of $80,508.

     In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses until October 31, 2002 so that the ratio of total annual operating expenses for the Fund will not exceed 2.80% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

     The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

                                  ADMINISTRATOR

     Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters.

                                    CUSTODIAN

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

                               ACCOUNTING SERVICES

     Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

     CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

                TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

     FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

                                   DISTRIBUTOR

     First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. From December 12, 2000 (commencement of operations) through October 31, 2001, no sales charges were paid in connection with the sale of Fund shares.

                                 OTHER EXPENSES

     The Fund pays certain operating expenses that are not assumed by the Adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and Trustees who are not affiliated with the Adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

              PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, strategies and policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

     U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

     In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board of Trustees may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

     When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising a variety of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

     As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause the Fund to make such payments. It is the position of the staff of the U.S. Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     The Fund paid brokerage commissions of $2,277 for the period from December 12, 2000 (commencement of operations) through October 31, 2001.


                               PORTFOLIO TURNOVER

     In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

     Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be, under normal conditions, between 75% and 100%.

                                    TAXATION

GENERAL

     The Fund intends for each taxable year to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). To so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currency, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's total assets are invested in cash, cash items, U.S. government securities, securities of other regulated investment companies and invested in other securities which, with respect to any one issuer do not represent more than 5% of the Fund's total assets and no more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).

     If a Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its stockholders (exclusive of capital gain dividends) of at least 90% of its investment company taxable income for that year (computed without taking into account the deduction for dividends paid), plus 90% of its net income from tax-exempt obligations, it will not be subject to federal income tax on the portion of its taxable income for that year that it distributes to shareholders. Investors should consult their own counsel for a complete understanding of the requirements a Fund must meet to qualify to be taxed as a "regulated investment company."

     The following discussion assumes a Fund qualifies to be taxed as a regulated investment company. The information set forth below under the headings "Dividends and Distributions," "Sales" and "Backup Withholding" relates solely to the material United States federal tax consequences of owning Fund shares.

DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to make timely distributions of its taxable income (including any net capital gain) so that the Fund will not be subject to federal income taxes. The Fund also intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. A Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary income for the calendar year, plus (ii) 98% of its capital gain net income for the one year period ending October 31 of such year (or November 30 or December 31 if elected by the Fund) plus (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to stockholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these stockholders for the year declared, and not for the subsequent calendar year in which the stockholders actually received the dividend.

     Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to stockholders as ordinary income. Since the Fund expects to derive substantially all of its gross income from sources other than dividends, it is expected that none of the Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

     Distributions of net capital gain by the Fund to its stockholders will be taxable to the stockholders as long-term capital gains, irrespective of the length of time a stockholder may have held his Fund shares. Any dividend or distribution received by a stockholder on shares of a Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a stockholder, although in effect a return of capital to that particular stockholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the stockholder in cash or are reinvested in additional shares of a Fund.

     After the end of the taxable year, the Fund will notify stockholders of the federal income tax status of any distributions made by the Fund to stockholders during such year.

SALES

     Any gain or loss arising from a sale of Fund shares generally will be capital gain or loss (except, in certain cases, with respect to a sale by a dealer) and will be long-term capital gain or loss if such stockholder has held such shares for more than one year at the time of the sale; otherwise it will be short-term capital gain or loss. However, if a stockholder has held shares in a Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the stockholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of such distribution. In determining the holding period of such shares for this purpose, any period during which a stockholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

     Any loss realized by a stockholder on a sale or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to a Fund's dividend reinvestment plan would constitute a replacement if made within such period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

BACKUP WITHHOLDING

     The Fund generally will be required to withhold tax on payments made to a noncorporate stockholder who fails to furnish the Fund with a correct taxpayer identification number, who has been notified by the Internal Revenue Service that such stockholder underreported dividends or interest income, or who fails to certify to the Fund that the stockholder is not subject to such withholding.

     The following discussion relates to certain material United States federal income tax consequences to a Fund with respect to the determination of its "investment company taxable income" each year.

CONCLUSION

     The foregoing is a brief summary of the U.S. federal tax laws applicable to stockholders in the Fund. Stockholders may also be subject to state and local taxes, although distributions of a Fund that are derived from interest on certain obligations of the U.S. Government and agencies thereof may be exempt from state and local taxes in certain states. Stockholders should consult their tax advisors regarding the U.S. federal tax consequences in light of their individual circumstances as well as any tax consequences that may arise under any state, local or foreign taxing jurisdiction.

                         VOTING AND OWNERSHIP OF SHARES

     Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

     Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

     The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

                               PURCHASE OF SHARES

     Shares of the Fund are bought or exchanged at the public offering price per share next determined after receipt of an order by the Fund's Transfer Agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The public offering price is normally the share's net asset value per share or NAV plus an initial sales charge. The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $250 (except for individual retirement accounts for which the minimum subsequent investment is $100).

     You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. FDCC and other dealers that have entered into selling agreements with FDCC, are entitled to the front-end sales charge on the sales of shares of the Fund as described in the prospectus and this SAI. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

     Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Distribution

     The Distributor may, from time to time, offer incentive compensation to dealers that sell shares of the Fund that are subject to sales charges allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

     In connection with the promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price

     A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's net assets and the number of outstanding shares of the Fund at the close of business on October 31, 2001 and the maximum front-end sales charge of 5.75%, is as follows:

                Net Assets                     $ 455,733
                Outstanding Shares                36,707
                Net Asset Value Per Share      $   12.42
                Sales Charge (5.75% of
                    the offering price)        $    0.76
                Offering Price to Public       $   13.18

Statement of Intention

     The reduced sales charges and public offering price applicable to shares of the Fund set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference.

     In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

                              REDEMPTION OF SHARES

     Redemption of shares, or payment for redemptions, may be suspended at times
(a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the U.S. Securities and Exchange Commission (the "SEC"), by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Delaware state law.

     If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within one year of purchase.

                           DIVIDENDS AND DISTRIBUTIONS

     Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

     Distributions from the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

     The price per share of the Fund is referred to as the Fund's "net asset value." The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "When And How NAV Is Determined". The net asset value of the Fund's shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend):
New Year's Day, President's Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             PERFORMANCE COMPARISONS

Total Return

     Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

     The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                    n
             P(1 + T)= ERV
Where:

    P    =    a hypothetical initial investment of $1000
    T    =    average annual total return
    n    =    number of years
    ERV  =    ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractions thereof).

     Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     Prior to December 10, 2001, shares of the Fund were sold without any sales charge. Based on the foregoing, the Fund's average annual total returns for the period ended October 31, 2001 are as follows:

      One Year       Five Years     Ten Years       Since
      Period Ended   Period Ended   Period Ended    Inception to
      10/31/2001     10/31/2001     10/31/2001      10/31/2001 (1)
      ----------     ----------     -----------     ---------------

      N/A            N/A            N/A             24.20%
      N/A            N/A            N/A             17.06%(2)

(1)  Commencement  of  operations  was  December  12,  2000.

(2) These returns represent the performance of the Fund but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of shares.

     In addition to average annual total returns, the Fund may quote unit asset value or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

Performance Reporting

     The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a
     variety  of  performance  periods,  including  year-to-date,   1-year,
     5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Independent publications may also evaluate the Fund's performance. The Fund may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                        COUNSEL AND INDEPENDENT AUDITORS

     Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145 have been selected as independent auditors for the Fund.

                                OTHER INFORMATION

     The Adviser for the Fund is a recently formed Delaware limited liability company which was registered as an investment adviser with the SEC on August 16, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

     For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

     You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                         SATUIT CAPITAL MANAGEMENT TRUST
                        c/o First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                            Telephone: (800) 567-4030
                      e-mail: mail@shareholderservices.com

     The Annual Report for the period from December 12, 2000 (commencement of operations) through October 31, 2001 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, McCurdy & Associates CPA's, Inc., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS

(a)   Declaration of Trust.

      (1) Certificate of Trust and Declaration of Trust dated August 29, 2000, as filed with the Secretary of State, are incorporated by reference to Exhibit 23 (a) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC") on September 1, 2000.


      (2) Amendment No. 1 to the Declaration of Trust dated November 13, 2000 is incorporated herein by reference to Exhibit 23 (a) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(b)   By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference Exhibit 23 (b) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC) on September 1, 2000.

(c)   Instruments Defining Rights of Security Holders.

      Not applicable

(d)   Investment Advisory Contracts.

      (1) Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(e)   Underwriting Contracts.

      (1) Distribution Agreement dated June 1, 2001 between First Dominion Capital Corp ("FDCC") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(f)   Bonus or Profit Sharing Contracts.

      Not Applicable.

(g)   Custodian Agreement.

      (1) Custodian Agreement dated November 13, 2000 between Custodial Trust Company and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(h)   Other Material Contracts.

(1)   Administrative Services.

           Administrative Services Agreement dated June 1, 2001 between Commonwealth Shareholder Services, ("CSS") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

      (2)  Transfer Agency.

           Transfer Agency Agreement dated June 1, 2001 between Fund Services, Inc. ("FSI") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(3)   Fund Accounting.

           Accounting Services Agreement dated June 1, 2001 between Commonwealth Fund Accounting ("CFA") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(4)   Shareholder Servicing.

           Form of: Shareholder Servicing Agreement for the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit No. of 23(h)(3) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the SEC on September 1, 2000.

(5)   Expense Limitation Agreements.

           Expense Limitation Agreement dated November 1, 2001 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(i)   Legal Opinion.

      (1) Opinion of Counsel of Spitzer & Feldman P.C. is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(j)   Other Opinions.

      (1)  Consent of Spitzer & Feldman, P.C. is filed herewith.

      (2)  Consent of McCurdy & Associates, CPAs, Inc. is filed herewith.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Subscription Agreement.

      Subscription Agreement dated November 21, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is filed herewith.

(m)   Rule 12b-1 Plan.

      Not Applicable.

(n)   Rule 18f-3 Plan.

      Not Applicable.

(o)   Reserved.

(p)   Codes of Ethics.

(1) The Code of Ethics of the Registrant and Satuit Capital Management, LLC (the investment adviser to the Satuit Capital Micro Cap Fund) is filed herewith.
(2) The Code of Ethics of FDCC (the distributor for the Registrant) is filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore,
      unenforceable. In the event that a claim for     indemnification against
      such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling
      precedent, submit to a court of         appropriate jurisdiction the
      question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser                Form ADV File Number

Satuit Capital Management, LLC      801-57862

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc. and The World Funds, Inc.

(b)   (1)  First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)   Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   Satuit Capital Management, LLC
           146 Front Street, Suite 204
           Mill Wharf Plaza
           Scituate, Massachusetts 02066
           (records relating to its function as investment adviser to the Satuit Capital Micro Cap Fund).

(b)   Custodial Trust Company
           Carnegie Center
           Princeton, New Jersey 08540
           ((records relating to its functions as custodian for the Satuit Capital Micro Cap Fund).

(c)   Fund Services, Inc.
           1500 Forest Avenue, Suite 111
           Richmond, Virginia 23229
           (records relating to its function as transfer agent to the Satuit Capital Micro Cap Fund).

(d)   Commonwealth Fund Accounting
           1500 Forest Avenue, Suite
           Richmond, Virginia 23229
           (records relating to its function as accounting services agent to the Satuit Capital Micro Cap Fund).

(e)   Commonwealth Shareholder Services, Inc.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           (records relating to its function as administrator to the Satuit Capital Micro Cap Fund).

(f)   First Dominion Capital Corp.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           (records relating to its function as distributor for the Satuit Capital Micro Cap Fund).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Scituate and State of Massachusetts, on the 28th day of February, 2002.

                                           SATUIT CAPITAL MANAGEMENT TRUST


                                           By: /s/  Robert J. Sullivan
                                               -----------------------
                                               Robert J. Sullivan,
                                          President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                     Date

/s/ Robert J. Sullivan
Robert J. Sullivan        President, and            February 28, 2002
                          Chairman of the
                          Board of Trustees

*/s/ Michael D. Muffoletto
------------------------------------
Michael D. Muffoletto     Trustee                   February 28, 2002


*/s/ Kevin M. Haggerty
Kevin M. Haggerty         Trustee                   February 28, 2002


*By:  /s/ Robert J. Sullivan
      Robert J. Sullivan
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.

EXHIBIT NO.          DESCRIPTION

23(d) Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(e) Distribution Agreement dated June 1, 2001 between First Dominion Capital Corp. ("FDCC") and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(g) Custody Agreement dated November 13, 2000 between Custodial Trust Company and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(h)(1) Administrative Services Agreement dated June 1, 2001 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(h)(2) Transfer Agency Agreement dated June 1, 2001 between Fund Services, Inc. and the Registrant.

23(h)(3) Accounting Agency Agreement dated June 1, 2001 between Commonwealth Fund Accounting ("CFA") and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(h)(5) Expense Limitation Agreement between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(i)(1)        Consent of Spitzer & Feldman, P.C.

23(j)(1)        Consent of McCurdy & Associates, CPAs, Inc..

23(l) Subscription Agreement between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

23(p)(1)        Codes of Ethics of the Registrant and Satuit Capital
                Management, LLC.

23(p)(2)        Codes of Ethics of the FDCC.

                                                                   EXHIBIT 23(d)

                       SATUIT CAPITAL MANAGEMENT TRUST,
            ON BEHALF OF ITS SERIES, SATUIT CAPITAL MICRO CAP FUND

                          INVESTMENT ADVISORY AGREEMENT


     THIS INVESTMENT ADVISORY AGREEMENT is made as of the 12th day of December, 2000, by and between SATUIT CAPITAL MANAGEMENT TRUST, a Delaware business trust (the "Trust") on behalf of its series, Satuit Capital Micro Cap Fund (the "Fund") and SATUIT CAPITAL MANAGEMENT, LLC, a Delaware limited liability company (the "Adviser").

                              W I T N E S S E T H :

     WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940 (the "Investment Company Act");

     WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is engaged in the business of providing investment advice to investment companies; and

     WHEREAS, the Trust, on behalf of the Fund, desires to retain the Adviser to render advice and services to the Fund pursuant to the terms and provisions of this Agreement, and the Adviser desires to furnish said advice and services.

     NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties to this Agreement, intending to be legally bound hereby, mutually agree as follows:

     1. APPOINTMENT OF ADVISER. The Trust hereby employs the Adviser and the Adviser hereby accepts such employment, to render investment advice and related services with respect to the assets of the Fund for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Board of Trustees.

     2. DUTIES OF ADVISER. ------------------

     (a) GENERAL DUTIES. The Adviser shall act as investment adviser to the Fund and shall supervise investments of the Fund in accordance with the investment objective, policies and restrictions of the Fund as set forth in the Fund's governing documents, including, without limitation, the Trust's Certificate of Trust, as amended, Declaration of Trust, as amended, and Bylaws, as amended, the prospectus and statement of additional information; and such other limitations, policies and procedures as the Trustees may impose from time to time in writing to the Adviser. In providing such services, the Adviser shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code, the Uniform Commercial Code and other applicable law.

     Without limiting the generality of the foregoing, the Adviser shall: (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (I.E., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board of Trustees; (iii) vote proxies for the Fund, file ownership reports under Section 13 of the Securities Exchange Act of 1934 for the Fund, and take other actions on behalf of the Fund; (iv) maintain the books and records required to be maintained by the Fund except to the extent arrangements have been made for such books and records to be maintained by the Administrator, Transfer Agent or other agent of the Fund; (v) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Board of Trustees or the officers of the Fund may reasonably request; and (vi) render to the Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board of Trustees may reasonably request, including at least one in-person appearance annually before the Board of Trustees.

     (b) BROKERAGE. The Adviser shall be responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of brokerage commission rates, provided that the Adviser shall not direct orders to an affiliated person of the Adviser without general prior authorization to use such affiliated broker or dealer from the Board of Trustees. The Adviser's primary consideration in effecting a securities transaction will be the best execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Adviser may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund or accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Adviser is also authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best price and execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as of other clients (to the extent that the Adviser may, in the future, have other clients), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

     3. REPRESENTATIONS OF THE ADVISER.

     (a) The Adviser shall use its best judgment and efforts in rendering the advice and services to the Fund as contemplated by this Agreement.

     (b) The Adviser shall maintain all licenses and registrations necessary to perform its duties hereunder in good order.

     (c) The Adviser shall conduct its operations at all times in conformance with the Investment Advisers Act of 1940, the Investment Company Act of 1940, and any other applicable state and/or self-regulatory organization regulations.

     4. INDEPENDENT CONTRACTOR. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent for the Fund. It is expressly understood and agreed that the services to be rendered by the Adviser to the Fund under the provisions of this Agreement are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

     5. ADVISER'S PERSONNEL. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or retained by the Adviser to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Adviser or the Board of Trustees may desire and reasonably request.

     6. EXPENSES.

     (a) With respect to the operation of the Fund, the Adviser shall be responsible for (i) providing the personnel, office space and equipment reasonably necessary for the investment management of the Fund, and (ii) the costs of any special Board of Trustees meetings or shareholder meetings deemed by the Board of Trustees at the time any such meeting is called to be convened for the primary benefit of the Adviser.

     (b) The Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 6(a) above, including but not limited to: investment advisory and administrative fees and expenses payable to the Adviser or the Fund's administrator under the appropriate agreements entered into with the Adviser and the administrator, as the case may be; fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent;
interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

     (c) The Adviser may voluntarily absorb certain Fund expenses or waive the Adviser's own advisory fee.

     (d) To the extent the Adviser incurs any costs by assuming expenses which are an obligation of the Fund as set forth herein, the Fund shall promptly reimburse the Adviser for such costs and expenses, except to the extent the Adviser has otherwise agreed to bear such expenses. To the extent the services for which the Fund is obligated to pay are performed by the Adviser, the Adviser shall be entitled to recover from the Fund to the extent of the Adviser's actual costs for providing such services. In determining the Adviser's actual costs, the Adviser may take into account an allocated portion of the salaries and overhead of personnel performing such services.

     7. INVESTMENT ADVISORY FEE. ------------------------

     (a) The Fund shall pay to the Adviser, and the Adviser agrees to accept, as full compensation for all investment and advisory services furnished or provided to the Fund pursuant to this Agreement, an annual investment advisory fee at the rate set forth in Schedule A to this Agreement.

     (b) The investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month.

     (c) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Adviser shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

     (d) The fee payable to the Adviser under this Agreement will be reduced as required under any expense limitation applicable to the Fund.

     (e) The Adviser voluntarily may reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments. Any such reduction will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.

     (f) Any fee withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, no later than the fifth fiscal year succeeding the fiscal year of the withholding, reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) do not exceed the applicable limitation on Fund expenses. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Adviser even if such practice may require the Adviser to waive, reduce or absorb current Fund expenses.

     (g) The Adviser may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Adviser hereunder.

     8. NO SHORTING; NO BORROWING. The Adviser agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Fund. This prohibition shall not prevent the purchase of such shares by any of the officers or employees of the Adviser or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act. The Adviser agrees that neither it nor any of its officers or employees shall borrow from the Fund or pledge or use the Fund's assets in connection with any borrowing not directly for the Fund's benefit. For this purpose, failure to pay any amount due and payable to the Fund for a period of more than thirty (30) days shall constitute a borrowing.

     9. CONFLICTS WITH THE FUND AND TRUST'S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Fund to take any action contrary to the Trust's Certificate of Trust, as amended, Declaration of Trust, as amended, Bylaws, as amended, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of its responsibility for and control of the conduct of the affairs of the Fund. In this connection, the Adviser acknowledges that the Board of Trustees retains ultimate plenary authority over the Fund and may take any and all actions necessary and reasonable to protect the interests of Fund shareholders.

     10. REPORTS AND ACCESS. The Adviser agrees to supply such information to the Fund's administrator and to permit such compliance inspections by the Fund's administrator as shall be reasonably necessary to permit the administrator to satisfy its obligations and respond to the reasonable requests of the Board of Trustees. Any such information supplied by the Adviser, and any such compliance inspections conducted by the administrator, shall be supplied or conducted, as the case may be, at a mutually agreed upon time.

     11. SHAREHOLDER LIST. The Adviser shall have access to a current list of shareholders of the Fund at any time to solicit proxies from such shareholders on behalf of the Board of Trustees.

     12. ADVISER'S LIABILITIES AND INDEMNIFICATION.

     (a) The Adviser shall have responsibility for the accuracy of the statements in the Fund's offering materials (including the prospectus, the statement of additional information, advertising and sales materials), relating to the Adviser's business and shall have no liability for information supplied by the administrator or the Fund or another third party for inclusion therein. The Adviser shall be given a reasonable amount of time within which to review and comments upon any such offering materials.

     (b) The Adviser shall be liable to the Fund for any loss (including brokerage charges) incurred by the Fund as a result of any investment not in accordance with the Fund's objective and policies, as set forth in the Fund's offering documents and applicable law.

     (c) In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund.

     (d) Each party to this Agreement shall indemnify and hold harmless the other party and the shareholders, directors, trustees, officers and employees of the other party (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or nonperformance of any duties under this Agreement provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

     (e) No provision of this Agreement shall be construed to protect any member of the Board of Trustees or officer of the Fund, or officer of the Adviser, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

     13. NON-EXCLUSIVITY; TRADING FOR ADVISER'S OWN ACCOUNT. The Adviser may act as investment adviser for any other person, and shall not in any way be limited or restricted from having, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Adviser expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Adviser will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Investment Advisers Act of 1940 and has been approved by the Fund's Board of Trustees.

     14. TERM. This Agreement shall become effective on the effective date of the Trust's registration statement filed with the Securities and Exchange Commission and shall remain in effect for a period of two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for the Fund at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Trustees of the Fund who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

     15. TERMINATION; NO ASSIGNMENT. ---------------------------

     (a) This Agreement may be terminated by the Fund at any time without payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty (60) days' written notice to the Adviser, and by the Adviser upon sixty (60) days' written notice to the Fund. In the event of a termination, the Adviser shall cooperate in the orderly transfer of the Fund's affairs and, at the request of the Board of Trustees, transfer any and all books and records of the Fund maintained by the Adviser on behalf of the Fund.

     (b) This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

     16. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

     17. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

     18. GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of New York without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers, all on the day and year first above written.

SATUIT CAPITAL MANAGEMENT TRUST        SATUIT CAPITAL MANAGEMENT, LLC
on behalf of its series,
SATUIT CAPITAL MICRO CAP FUND



By:  /s/ Robert J. Sullivan             By:  /s/ Robert J. Sullivan
   ------------------------                ------------------------
Name:  Robert J. Sullivan               Name:   Robert J. Sullivan
Title: Chairman of the Board            Title:  Managing Director and
                                        Chief Investment Officer

                                   SCHEDULE A
                                   ----------

                                 ANNUAL FEE RATE
                                 ---------------



Satuit Capital Micro Cap Fund            1.50% of average daily net assets

                                                                   EXHIBIT 23(e)



                             DISTRIBUTION AGREEMENT


     DISTRIBUTION AGREEMENT, made this 1st day of June, 2001, by and between Satuit Capital Micro Cap Fund a Delaware Business Trust (the "Fund") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation. WITNESSETH:

1.    DISTRIBUTION SERVICES
      ---------------------

     The Fund hereby engages FDCC as national distributor to assist the Fund in promoting the sale and distribution to investors of shares of common stock of each series of the Fund ("Shares"). In connection therewith, FDCC shall (1) promote the sale of shares, (ii) act as principal underwriter of shares of various series of the Fund, (iii) otherwise assist the Fund in the distribution of shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer shares for sale at all times when, and in such places as, such shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such shares.

2.    SALE OF FUND SHARES
      -------------------

      Such shares are to be sold only on the following terms:

     (a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale.

     (b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective Prospectus. No shares may be sold for less than the net asset value thereof

3.    REGISTRATION OF SHARES
      ----------------------

     The Fund agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its shares for sale in such jurisdictions as the Fund may designate. FDCC may serve as dealer of record to assist the Fund in connection with any such registration or qualification. The Fund acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund shares which are sold at net asset value and the Fund will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4.    INFORMATION TO BE FURNISHED TO FDCC
      -----------------------------------

     The Fund agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.


5.    ALLOCATION OF EXPENSES
      ----------------------

     During the period of this contract, the Fund shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment advisor to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6.    COMPENSATION TO FDCC
      --------------------

     It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7.    LIMITATION OF FDCC's AUTHORITY
      ------------------------------

     FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Fund. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Fund. Such selling dealer agreements shall provide for the sale of shares of the Fund (or any series of the Fund) on terms consistent with the registration statement of the Fund as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund shares.

8.    SUBSCRIPTION FOR SHARES -REFUND FOR CANCELED ORDERS
      ---------------------------------------------------

     If FDCC elects to act as a principal, and not as agent, for a sale of Fund shares, FDCC shall subscribe for the shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of shares of the Fund is placed with FDCC by a customer or dealer and subsequently canceled, FDCC shall forthwith cancel the subscription for such shares entered on the books of the Fund, and, if FDCC has paid the Fund for such shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a)   the consideration received by the Fund for said shares; or

(b)   the net asset value of such shares at the time of cancellation by FDCC.

9.    INDEMNIFICATION OF THE FUND
      ---------------------------

     FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10.   FREEDOM TO DEAL WITH THIRD PARTIES
      ----------------------------------

     FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11.   EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT
      -----------------------------------------------------

     The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund (or of any series of the Fund) shall mean the vote of 67% or more of the securities of the Fund (or of any affected series of the Fund) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund (or an affected series of the Fund) whichever is the lesser.

     Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund, including the specific approval of a majority of the directors who are not interested person of FDCC as defined by the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund or an affected series of the Fund.

     This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

     This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the Investment Company Act of 1940, as amended).

12.   AMENDMENTS TO AGREEMENT
      -----------------------

     No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors of the Fund (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.   NOTICES

     Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

     IN WITNESS WHEREOF, the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.






                                    SATUIT CAPITAL MICROCAP FUND


                                    By:  /s/ Robert J. Sullivan
                                    Name:  Robert J. Sullivan
                                    Title: MD/CIO




                                    FIRST DOMINION CAPITAL CORP.



                                     By:  /s/ John Pasco, III
                                     Name:  John Pasco, III
                                    Title:  President

                                   SCHEDULE A


      FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

     (a) With respect to any shares of the Fund sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

     (b) With respect to sales of shares of the Fund sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

     (c) With respect to any shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of- pocket costs incurred by FDCC.

                                                                   EXHIBIT 23(g)


                                CUSTODY AGREEMENT


     AGREEMENT, dated as of November 13, 2000 by and between SATUIT CAPITAL MANAGEMENT TRUST (the "Trust"), a business trust organized and existing under the laws of the State of Delaware, acting with respect to and on behalf of each of the series of the Trust that are identified on Exhibit A hereto (each, a "Portfolio"), and CUSTODIAL TRUST COMPANY, a bank organized and existing under the laws of the State of New Jersey (the "Custodian")


     WHEREAS, the Trust desires that the securities, funds and other assets of the Portfolios be held and administered by Custodian pursuant to this Agreement;


     WHEREAS, each Portfolio is an investment portfolio represented by a series of Shares included among the shares of beneficial interest issued by the Trust, an open-end management investment company registered under the 1940 Act;


     WHEREAS, Custodian represents that it is a bank having the qualifications prescribed in the 1940 Act to act as custodian for management investment companies registered under the 1940 Act;


     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and Custodian hereby agree as follows:

                             ARTICLE I DEFINITIONS


     Whenever used in this Agreement, the following terms, unless the context otherwise requires, shall mean:


     1.1 "Authorized Person" means any person authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Trust and identified, by name or by office, in Exhibit B hereto or any person designated to do so by an investment adviser of any Portfolio who is named by the Trust in Exhibit C hereto.


     1.2 "Board of Trustees" means the Board of Trustees of the Trust or, when permitted under the 1940 Act, the Executive Committee thereof, if any.


     1.3 "Book-Entry System" means a book-entry system maintained by a Federal Reserve Bank for securities of the United States government or of agencies or instrumentalities thereof (including government-sponsored enterprises)

     1.4 "Business Day" means any day on which banks in the State of New Jersey and New York are open for business.

     1.5 "Custody Account" means, with respect to a Portfolio, the account in the name of such Portfolio, which is provided f or in Section 3.2 below.

     1.6 "Domestic Securities Depository" means The Depository Trust Company and any other clearing agency registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, which acts as a securities depository.

     1.7  "Eligible  Domestic  Bank"  means a bank as  defined  in the 1940 Act.

     1.8 "Eligible Foreign Custodian" means any banking institution, trust company or other entity (including any Foreign Securities Depository) organized under the laws of a country other than the United States which is eligible under the 1940 Act to act as a custodian for securities and other assets of a Portfolio held outside the United States.

     1.9  "Foreign  Custody  Manager"  has the same  meaning as in the 1940 Act.

     1.10 "Foreign Securities Depository" means a foreign securities depository or clearing agency as defined in the 1940 Act.

     1.11 "Master Repurchase Agreement" means the Master Repurchase Agreement of even date herewith between the Trust and Bear, Stearns & Co. Inc. as it may from time to time be amended.

     1.12 "Master Securities Loan Agreement" means the Master Securities Loan Agreement of even date herewith between the Trust and Bear, Stearns Securities Corp. as it may from time to time be amended.

     1.13 "1940 Act" means the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

     1.14 "Oral Instructions" means instructions orally transmitted to and accepted by Custodian which are (a) reasonably believed by Custodian to have been given by an Authorized Person, (b) recorded and kept among the records of Custodian made in the ordinary course of business, and (c) completed in accordance with Custodian's requirements from time to time as to content of instructions and their manner and timeliness of delivery by the Trust.

     1.15 "Proper Instructions" means Oral Instructions or Written Instructions.
Proper   Instructions  may  be  continuing  Written   Instructions  when  deemed
appropriate by the Trust and Custodian.

     1.16 "Securities Depository" means any Domestic Securities Depository or Foreign Securities Depository.

     1.17 "Shares" means, with respect to a Portfolio, those shares in a series or class of beneficial interests of the Trust that represent interests in such Portfolio.

     1.18 "Written Instructions" means written communications received by Custodian that are (a) reasonably believed by Custodian to have been signed or sent by an Authorized Person, (b) sent or transmitted by letter, facsimile, central processing unit connection, on-line terminal or magnetic tape, and (c) completed in accordance with Custodian's requirements from time to time as to content of instructions and their manner and timeliness of delivery by the Trust.

                                   ARTICLE II
                            APPOINTMENT OF CUSTODIAN

     2.1 Appointment. The Trust hereby appoints Custodian as custodian of all such securities, funds and other assets of each Portfolio as may be acceptable to Custodian and from time to time delivered to it by the Trust or others for the account of such Portfolio.

     2.2 Acceptance. Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

                                   ARTICLE III
                 CUSTODY OF SECURITIES, FUNDS AND OTHER ASSETS


     3.1 Segregation. All securities and non-cash property of a Portfolio in the possession of Custodian (other than securities maintained by Custodian with a sub-custodian appointed pursuant to this Agreement or in a Securities Depository or Book-Entry System) shall be physically segregated from other such securities and non-cash property in the possession of Custodian. All cash, securities and other non-cash property of a Portfolio shall be identified as belonging to such Portfolio.

     3.2 Custody Account. (a) Custodian shall open and maintain in its trust department a custody account in the name of each Portfolio, subject only to draft or order of Custodian, in which Custodian shall enter and carry all securities, funds and other assets of such Portfolio which are delivered to Custodian and accepted by it.

     (b) If, with respect to any Portfolio, Custodian at any time fails to receive any of the documents referred to in Section 3.10(a) below, then, until such time as it receives such document, it shall not be obligated to receive any securities into the Custody Account of such Portfolio and shall be entitled to return to such Portfolio any securities that it is holding in such Custody Account.

     3.3 Securities in Physical Form. Custodian may, but shall not be obligated to, hold securities that may be held only in physical form.

     3.4 Disclosure to Issuers of Securities. Custodian is authorized to disclose the Trust's and any Portfolio's names and addresses, and the securities positions in such Portfolio's Custody Account, to the issuers of such securities when requested by them to do so.

     3.5 Employment of Domestic Sub-Custodians. At any time and from time to time, Custodian in its discretion may appoint and employ, and may also cease to employ, any Eligible Domestic Bank as sub-custodian to hold securities and other assets of a Portfolio that are maintained in the United States and to carry out such other provisions of this Agreement as it may determine, provided, however, that the employment of any such sub-custodian has been approved by the Trust. The employment of any such sub-custodian shall be at Custodian's expense and shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.6 Employment of Foreign Sub-Custodians. (a) At any time and from time to time, Custodian in its discretion may appoint and employ in accordance with the 1940 Act, and may also cease to employ, (i) any overseas branch of any Eligible Domestic Bank, or (ii) any Eligible Foreign Custodian selected by the Foreign Custody Manager, in each case as a foreign sub-custodian for securities and other assets of a Portfolio that are maintained outside the United States, provided, however, that the employment of any such overseas branch has been approved by the Trust and, provided further that, in the case of any such Eligible Foreign Custodian, the Foreign Custody Manager has approved, in writing, the agreement (and/or, in the case of a Foreign Securities Depository, the rules and/or established practices and procedures thereof) pursuant to which Custodian employs such Eligible Foreign Custodian.

     (b) Set forth on Exhibit D hereto, with respect to each Portfolio, are the foreign sub-custodians (including Foreign Securities Depositories) that Custodian may employ pursuant to Section 3.6(a) above. Exhibit D shall be revised from time to time as foreign sub-custodians are added or deleted.

     (c) If the Trust proposes to have a Portfolio make an investment which is to be held in a country in which Custodian does not have appropriate arrangements in place with a foreign sub-custodian selected by the Foreign Custody Manager, then the Trust shall inform Custodian sufficiently in advance of such investment to allow Custodian to make such arrangements.

     (d) Notwithstanding anything to the contrary in Section 8.1 below, Custodian shall have no greater liability to any Portfolio or the Trust for the actions or omissions of any foreign sub-custodian appointed pursuant to this Agreement than any such foreign sub-custodian has to Custodian, and Custodian shall not be required to discharge any such liability which may be imposed on it unless and until such foreign sub-custodian has effectively indemnified Custodian against it or has otherwise discharged its liability to Custodian in full.

     (e) Upon the request of the Foreign Custody Manager, Custodian shall furnish to the Foreign Custody Manager information concerning all foreign sub-custodians employed pursuant to this Agreement which shall be similar in kind and scope to any such information that may have been furnished to the Foreign Custody Manager in connection with the initial approval by the Foreign Custody Manager of the agreements pursuant to which Custodian employs such foreign sub-custodians or as otherwise required by the 1940 Act.

     3.7 Employment of Other Agents. Custodian may employ other suitable agents, which may include affiliates of Custodian such as Bear, Stearns & Co. Inc. ("Bear Stearns") or Bear, Stearns Securities Corp. ("BS Securities"), both of which are securities broker-dealers, provided, however, that Custodian shall not employ (a) BS Securities to hold any collateral pledged by BS Securities under the Master Securities Loan Agreement or any other securities loan agreement between the Trust and BS Securities, whether now or hereafter in effect, or (b) Bear Stearns to hold any securities purchased from Bear Stearns under the Master Repurchase Agreement or any other repurchase agreement between the Trust and Bear Stearns, whether now or hereafter in effect. The appointment of any agent pursuant to this Section 3.7 shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.8 Bank Accounts. In its discretion and from time to time Custodian may open and maintain one or more demand deposit accounts with any Eligible Domestic Bank (any such accounts to be in the name of Custodian and subject only to its draft or order) provided, however, that the opening and maintenance of any such account shall be at Custodian's expense and shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.9 Delivery of Assets to Custodian. Provided they are acceptable to Custodian, the Trust shall deliver to Custodian the securities, funds and other assets of each Portfolio, including (a) payments of income, payments of principal and capital distributions received by such portfolio with respect to securities, funds or other assets owned by such portfolio at any time during the term of this Agreement, and (b) funds received by such Portfolio for the issuance, at any time during such term, of Shares of such Portfolio. Custodian shall not be under any duty or obligation to require the Trust to deliver to it any securities or other assets owned by a Portfolio and shall have no responsibility or liability for or on account of securities or other assets not so delivered.

     3.10 Domestic Securities Depositories and Book-Entry Systems. Custodian and any sub-custodian appointed pursuant to Section 3.5 above may deposit and/or maintain securities of any Portfolio in a Domestic Securities Depository or in a Book-Entry System, subject to the following provisions:

     (a) Prior to a deposit of securities of a Portfolio in any Domestic Securities Depository or Book-Entry System, the Trust shall deliver to Custodian a resolution of the Board of Trustees, certified by an officer of the Trust, authorizing and instructing Custodian (and any sub-custodian appointed pursuant to Section 3.5 above) on an on-going basis to deposit in such Domestic Securities Depository or Book-Entry System all securities eligible for deposit therein and to make use of such Domestic Securities Depository or Book-Entry System to the extent possible and practical in connection with the performance of its obligations hereunder (or under the applicable sub-custody agreement in the case of such sub-custodian), including, without limitation, in connection with settlements of purchases and sales of securities, loans of securities, and deliveries and returns of collateral consisting of securities.

     (b) Securities of a Portfolio kept in a Book-Entry System or Domestic Securities Depository shall be kept in an account ("Depository Account") of Custodian (or of any sub-custodian appointed pursuant to Section 3.5 above) in such Book-Entry System or Domestic Securities Depository which includes only assets held by Custodian (or such sub-custodian) as a fiduciary, custodian or otherwise for customers.

     (c) The records of Custodian with respect to securities of a Portfolio that are maintained in a Book-Entry System or Domestic Securities Depository shall at all times identify such securities as belonging to such Portfolio.

     (d) If securities purchased by a Portfolio are to be held in a Book-Entry System or Domestic Securities Depository, Custodian (or any sub-custodian appointed pursuant to Section 3.5 above) shall pay for such securities upon (i) receipt of advice from the Book-Entry System or Domestic Securities Depository that such securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of Custodian (or of such sub-custodian) to reflect such payment and transfer for the account of such Portfolio. If securities sold by a Portfolio are held in a Book-Entry System or Domestic
Securities Depository, Custodian (or such sub-custodian) shall transfer such securities upon (A) receipt of advice from the Book-Entry System or Domestic Securities Depository that payment for such securities has been transferred to the Depository Account, and (B) the making of an entry on the records of Custodian (or of such sub-custodian) to reflect such transfer and payment for the account of such Portfolio.

     (e) Custodian shall provide the Trust with copies of any report obtained by Custodian (or by any sub-custodian appointed pursuant to Section 3.5 above) from a Book-Entry System or Domestic Securities Depository in which securities of a Portfolio are kept on the internal accounting controls and procedures for safeguarding securities deposited in such Book-Entry System or Domestic Securities Depository.

     (f) At its election, the Trust shall be subrogated to the rights of Custodian (or of any sub-custodian appointed pursuant to Section 3.5 above) with respect to any claim against a Book-Entry System or Domestic Securities Depository or any other person for any loss or damage to a Portfolio arising from the use of such Book-Entry System or Domestic Securities Depository, if and to the extent that such Portfolio has not been made whole for any such loss or damage.

     3.11Relationship With Securities Depositories. No Book-Entry System, Securities Depository, or other securities depository or clearing agency (whether foreign or domestic) which it is or may become standard market practice to use for the comparison and settlement of trades in securities shall be an agent or sub-contractor of Custodian for purposes of Section 3.7 above or otherwise.

     3.12 Payments from Custody Account. Upon receipt of Proper Instructions with respect to a Portfolio but subject to its right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian shall make payments from the Custody Account of such Portfolio, but only in the following cases, provided, first, that such payments are in connection with the clearance and/or custody of securities or other assets, second, that there are sufficient funds in such Custody Account, whether belonging to such Portfolio or advanced to it by Custodian in its sole and absolute discretion as set forth in
Section 3.18 below, for Custodian to make such payments, and, third, that after the making of such payments, such Portfolio would not be in violation of any margin or other requirements agreed upon pursuant to Section 3.18 below:

     (a) For the purchase of securities for such Portfolio but only (i) in the case of securities (other than options on securities, futures contracts and options on futures contracts), against the delivery to Custodian (or any sub-custodian appointed pursuant to this Agreement) of such securities registered as provided in Section 3.20 below or in proper form for transfer or, if the purchase of such securities is effected through a Book-Entry System or Domestic Securities Depository, in accordance with the conditions set forth in
Section 3.10 above, and (ii) in the case of options, futures contracts and options on futures contracts, against delivery to Custodian (or such sub-custodian) of evidence of title thereto in favor of such Portfolio, the Custodian, any such sub-custodian, or any nominee referred to in Section 3.20 below;


     (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.13(f) below, of securities owned by such Portfolio;

     (c) For transfer in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker-dea2.er, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions of such Portfolio;

     (d) For transfer in accordance with the provisions of any agreement among the Trust, Custodian and a futures commission merchant, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding margin or other deposits in connection with transactions of such Portfolio;

     (e) For the funding of any time deposit (whether certificated or not) or other interest-bearing account with any banking institution (including Custodian), provided that Custodian shall receive and retain such certificate, advice, receipt or other evidence of deposit (if any) as such banking institution may deliver with respect to any such deposit or account;

     (f) For the purchase from a banking or other financial institution of loan participations, but only if Custodian has in its possession a copy of the agreement between the Trust and such banking or other financial institution with respect to the purchase of such loan participations and provided that Custodian shall receive and retain such participation certificate or other evidence of participation (if any) as such banking or other financial institution may deliver with respect to any such loan participation;

     (g) For the purchase and/or sale of foreign currencies or of options to purchase and/or sell foreign currencies, for spot or future delivery, for the account of such Portfolio pursuant to contracts between the Trust and any banking or other financial institution (including Custodian, any sub-custodian appointed pursuant to this Agreement and any affiliate of Custodian);

     (h) For transfer to a securities broker-dealer as margin for a short sale of securities for such Portfolio, or as payment in lieu of dividends paid on securities sold short for such Portfolio;

     (i) For the payment as provided in Article IV below of any dividends, capital gain distributions or other distributions declared on the Shares of such Portfolio;

     (j) For the payment as provided in Article IV below of the redemption price of the Shares of such Portfolio;

     (k) For the payment of any expense or liability incurred by such Portfolio, including but not limited to the following payments for the account of such
Portfolio: interest, taxes, and administration, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees, and other operating expenses of such Portfolio; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses; and

     (1) For any other proper purpose, but only upon receipt of Proper Instructions, specifying the amount and purpose of such payment, certifying such purpose to be a proper purpose of such Portfolio, and naming the person or persons to whom such payment is to be made.

     3.13Deliveries from Custody Account. Upon receipt of Proper Instructions with respect to a Portfolio but subject to its right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian shall release and deliver securities and other assets from the Custody Account of such Portfolio, but only in the following cases, provided, first, that such deliveries are in connection with the clearance and/or custody of securities or other assets, second, there are sufficient amounts and types of securities or other assets in such Custody Account for Custodian to make such deliveries, and, third, that after the making of such deliveries, such Portfolio would not be in violation of any margin or other requirements agreed upon pursuant to Section
3.18 below:

     (a) Upon the sale of securities for the account of such Portfolio but, subject to Section 3.14 below, only against receipt of payment therefor or, if such sale is effected through a Book-Entry System or Domestic Securities Depository, in accordance with the provisions of Section 3.10 above;

     (b) To an offeror's depository agent in connection with tender or other similar offers for securities of such Portfolio; provided that, in any such case, the funds or other consideration for such securities is to be delivered to Custodian;

     (c) To the issuer thereof or its agent when such securities are called, redeemed or otherwise become payable, provided that in any such case the funds or other consideration for such securities is to be delivered to Custodian;

     (d) To the issuer thereof or its agent for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to Custodian;

     (e) To the securities broker through whom securities are being sold for such Portfolio, for examination in accordance with the "street delivery" custom;

     (f) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement, including surrender or receipt of underlying securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new securities and funds, if any, are to be delivered to Custodian;

     (g) In the case of warrants, rights or similar securities, to the issuer of such warrants, rights or similar securities, or its agent, upon the exercise thereof, provided that, in any such case, the new securities and funds, if any, are to be delivered to Custodian;

     (h) To the borrower thereof, or its agent, in connection with any loans of securities for such Portfolio pursuant to any securities loan agreement entered into by the Trust, but only against receipt by Custodian of such collateral as is required under such securities loan agreement;

     (i) To any lender, or its agent, as collateral for any borrowings from such lender by such Portfolio that require a pledge of assets of such Portfolio, but only against receipt by Custodian of the amounts borrowed;

     (j) Pursuant to any authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of such Portfolio or the Trust;

     (k) For delivery in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker-dealer, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions of such Portfolio;

     (1) For delivery in accordance with the provisions of any agreement among the Trust, Custodian, and a futures commission merchant, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding margin or other deposits in connection with transactions of such Portfolio;

     (m) For delivery to a securities broker-dealer as margin for a short sale of securities for such Portfolio;

     (n) To the issuer of American Depositary Receipts or International Depositary Receipts (hereinafter, collectively, "ADRs") for such securities, or its agent, against a written receipt therefor adequately describing such securities, provided that such securities are delivered together with instructions to issue ADRs in the name of Custodian or its nominee and to deliver such ADR5 to Custodian;

     (o) In the case of ADRs, to the issuer thereof, or its agent, against a written receipt therefor adequately describing such ADRs, provided that such ADRs are delivered together with instructions to deliver the securities underlying such ADRs to Custodian or an agent of Custodian; or

     (p) For any other proper purpose, but only upon receipt of Proper Instructions, specifying the securities or other assets to be delivered, setting forth the purpose for which such delivery is to be made, certifying such purpose to be a proper purpose of such Portfolio, and naming the person or persons to whom delivery of such securities or other assets is to be made.

     3.14Delivery Prior to Final Payment. When instructed by the Trust to deliver securities of a Portfolio against payment, Custodian shall be entitled, but only if in accordance with generally accepted market practice, to deliver such securities prior to actual receipt of final payment therefor and, exclusively in the case of securities in physical form, prior to receipt of payment therefor. In any such case, such Portfolio shall bear the risk that final payment for such securities may not be made or that such securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and Custodian shall have no liability for any of the foregoing.

     3.15 Credit Prior to Final Payment. In its sole discretion and from time to time, Custodian may credit the Custody Account of a Portfolio, prior to actual receipt of final payment thereof, with (a) proceeds from the sale of securities of such Portfolio which it has been instructed to deliver against payment, (b) proceeds from the redemption of securities or other assets in such Custody Account, and (c) income from securities, funds or other assets in such Custody Account. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. Custodian may, in its sole discretion and from time to time, permit a Portfolio to use funds so credited to its Custody Account in anticipation of actual receipt of final payment. Any funds so used shall constitute an advance subject to Section 3.18 below.

     3.16 Definition of Final Payment. For purposes of this Agreement, "final payment" means payment in funds which are (or have become) immediately available, under applicable law are irreversible, and are not subject to any security interest, levy, lien or other encumbrance.

     3.17 Payments and Deliveries Outside the United States. Notwithstanding anything to the contrary that may be required by Section 3.12 or Section 3.13 above, or elsewhere in this Agreement, in the case of securities and other assets maintained outside the United States and in the case of payments made outside the United States, Custodian and any sub-custodian appointed pursuant to this Agreement may receive and deliver such securities or other assets, and may make such payments, in accordance with the laws, regulations, customs, procedures and practices applicable in the relevant local market outside the United States.

     3.18 Clearing Credit. Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Portfolio's transactions in the Custody Account of such Portfolio. Any such advance (a) shall be repayable immediately upon demand made by Custodian, (b) shall be fully secured as provided in Section 9.3 below, and (c) shall bear interest at such rate, and be subject to such other terms and conditions, as Custodian and the Trust may agree.

     3.19 Actions Not Requiring Proper Instructions. Unless otherwise instructed by the Trust, Custodian shall with respect to all securities and other assets held for a Portfolio:

     (a) Subject to Section 8.4 below, receive into the Custody Account of such Portfolio any funds or other property, including payments of principal, interest and dividends, due and payable on or on account of such securities and other assets;

     (b) Deliver securities of such Portfolio to the issuers of such securities or their agents for the transfer thereof into the name of such Portfolio, Custodian or any of the nominees referred to in Section 3.20 below;

     (c) Endorse for collection, in the name of such Portfolio, checks, drafts and other negotiable instruments;

     (d) Surrender interim receipts or securities in temporary form for securities in definitive form;

     (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws of the United States, or the laws or regulations of any other taxing authority, in connection with the transfer of such securities or other assets or the receipt of income or other payments with respect thereto;

     (f) Receive and hold for such Portfolio all rights and similar securities issued with respect to securities or other assets of such Portfolio;

     (g) As may be required in the execution of Proper Instructions, transfer funds from the Custody Account of such Portfolio to any demand deposit account maintained by Custodian pursuant to Section 3.8 above; and

     (h) In general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase and transfer of, and other dealings in, such securities and other assets.

     3.20 Registration and Transfer of Securities. All securities held for a Portfolio that are issuable only in bearer form shall be held by Custodian in that form, provided that any such securities shall be held in a Securities Depository or Book-Entry System if eligible therefor. All other securities and all other assets held for a Portfolio may be registered in the name of (a) Custodian as agent, (b) any sub-custodian appointed pursuant to this Agreement,
(c) any Securities Depository, or (d) any nominee or agent of any of them. The Trust shall furnish to Custodian appropriate instruments to enable Custodian to hold or deliver in proper form for transfer, or to register as in this Section
3.20 provided, any securities or other assets delivered to Custodian which are registered in the name of a Portfolio.

     3.21 Records. (a) Custodian shall maintain complete and accurate records with respect to securities, funds and other assets held for a Portfolio, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of securities and all receipts and disbursements of funds; (ii) ledgers (or other records) reflecting
(A) securities in transfer, if any, (B) securities in physical possession, (C) monies and securities borrowed and monies and securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest accrued; and (iii) cancelled checks and bank records related thereto. Custodian shall keep such other books and records with respect to securities, funds and other assets of a Portfolio which are held hereunder as the Trust may reasonably request.

     (b) All such books and records maintained by Custodian for a Portfolio shall (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of such Portfolio and at all times during the regular business hours of Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained under the 1940 Act, be preserved for the periods prescribed therein.

     3.22 Account Reports by Custodian. Custodian shall furnish the Trust with a daily activity statement, including a summary of all transfers to or from the Custody Account of each Portfolio (in the case of securities and other assets maintained in the United States, on the day following such transfers). At least monthly and from time to time, Custodian shall furnish the Trust with a detailed statement of the securities, funds and other assets held for each Portfolio under this Agreement.

     3.23 Other Reports by Custodian. Custodian shall provide the Trust with such reports as the Trust may reasonably request from time to time on the internal accounting controls and procedures for safeguarding securities which are employed by Custodian or any sub-custodian appointed pursuant to this Agreement.

     3.24 Proxies and Other Materials. (a) Unless otherwise instructed by the Trust, Custodian shall promptly deliver to the Trust all notices of meetings, proxy materials (other than proxies) and other announcements, which it receives regarding securities held by it in the Custody Account of a Portfolio. Whenever Custodian or any of its agents receives a proxy with respect to securities in the Custody Account of a Portfolio, Custodian shall promptly request instructions from the Trust on how such securities are to be voted, and shall give such proxy, or cause it to be given, in accordance with such instructions. If the Trust timely informs Custodian that the Trust wishes to vote any such securities in person, Custodian shall promptly seek to have a legal proxy covering such securities issued to the Trust. Unless otherwise instructed by the Trust, neither Custodian nor any of its agents shall exercise any voting rights with respect to securities held hereunder.

     (b) Unless otherwise instructed by the Trust, Custodian shall promptly transmit to the Trust all other written information received by Custodian from issuers of securities held in the Custody Account of any Portfolio. With respect to tender or exchange offers for such securities or with respect to other corporate transactions involving such securities, Custodian shall promptly transmit to the Trust all written information received by Custodian from the issuers of such securities or from any party (or its agents) making any such tender or exchange offer or participating in such other corporate transaction. If the Trust, with respect to such tender or exchange offer or other corporate transaction, desires to take any action that may be taken by it pursuant to the terms of such offer or other transaction, the Trust shall notify Custodian (i) in the case of securities maintained outside the United States, such number of Business Days prior to the date on which Custodian is to take such action as will allow Custodian to take such action in the relevant local market for such securities in a timely fashion, and (ii) in the case of all other securities, at least five Business Days prior to the date on which Custodian is to take such action.

     3.25Co-operation. Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of a Portfolio and/or to compute the value of the assets of a Portfolio.

                                   ARTICLE IV
                         REDEMPTION OF PORTFOLIO SHARES;
                        DIVIDENDS AND OTHER DISTRIBUTIONS


     4.1 Transfer of Funds. From such funds as may be available for the purpose in the Custody Account of a Portfolio, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of such Portfolio or to pay dividends or other distributions to holders of Shares of such Portfolio, Custodian shall transfer each amount specified in such Proper Instructions to such account of such Portfolio or of an agent thereof (other than Custodian), at such bank, as the Trust may designate therein with respect to such amount.

     4.2 Sole Duty of Custodian. Custodian's sole obligation with respect to the redemption of Shares of a Portfolio and the payment of dividends and other distributions thereon shall be its obligation set forth in Section 4.1 above, and Custodian shall not be required to make any payments to the various holders from time to time of Shares of a Portfolio nor shall Custodian be responsible for the payment or distribution by the Trust, or any agent designated in Proper Instructions given pursuant to Section 4.1 above, of any amount paid by Custodian to the account of the Trust or such agent in accordance with such Proper Instructions.

                                    ARTICLE V
                               SEGREGATED ACCOUNTS

     Upon receipt of Proper Instructions to do so, Custodian shall establish and maintain a segregated account or accounts for and on behalf of any Portfolio, into which account or accounts may be transferred funds and/or securities, including securities maintained in a Securities Depository:

     (a) in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker-dealer (or any futures commission merchant) , relating to compliance with the rules of The Options Clearing Corporation or of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market) , or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions of such Portfolio,

     (b) for purposes of segregating funds or securities in connection with securities options purchased or written by such Portfolio or in connection with financial futures contracts (or options thereon) purchased or sold by such Portfolio,

     (c) which constitute collateral for loans of securities made by such Portfolio,

     (d) for purposes of compliance by such Portfolio with requirements under the 1940 Act for the maintenance of segregated accounts by registered management investment companies in connection with reverse repurchase agreements, when-issued, delayed delivery and firm commitment transactions, and short sales of securities, and

     (e)  for  other   proper   purposes,   but  only  upon  receipt  of  Proper
Instructions, specifying the purpose or purposes of such segregated account and certifying such purposes to be proper purposes of such Portfolio.

                                   ARTICLE VI
                         CERTAIN REPURCHASE TRANSACTIONS

     6.1 Transactions. If and to the extent that the necessary funds and securities of a Portfolio have been entrusted to it under this Agreement, and subject to Custodians right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian, as agent of such Portfolio, shall from time to time (and unless the Trust gives it Proper Instructions to do otherwise) make from the Custody Account of such Portfolio the transfers of funds and deliveries of securities which such Portfolio is required to make pursuant to the Master Repurchase Agreement and shall receive for the Custody Account of such Portfolio the transfers of funds and deliveries of securities which the seller under the Master Repurchase Agreement is required to make pursuant thereto. Custodian shall make and receive all such transfers and deliveries pursuant to, and subject to the terms and conditions of, the Master Repurchase Agreement.

     6.2 Collateral. Custodian shall daily mark to market the securities purchased under the Master Repurchase Agreement and held in the Custody Account of a Portfolio, and shall give to the seller thereunder any such notice as may be required thereby in connection with such mark-to-market. 6.3 Events of Default. Custodian shall promptly notify the Trust of any event of default under the Master Repurchase Agreement (as such term "event of default" is defined therein) of which it has actual knowledge.

     6.4 Master Repurchase Agreement. Custodian hereby acknowledges its receipt from the Trust of a copy of the Master Repurchase Agreement. The Trust shall provide Custodian, prior to the effectiveness thereof, with a copy of any amendment to the Master Repurchase Agreement.


                                   ARTICLE VII

                    CERTAIN SECURITIES LENDING TRANSACTIONS

     7.1 Transactions. If and to the extent that the necessary funds and securities of a Portfolio have been entrusted to it under this Agreement, and subject to Custodian's right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian, as agent of such Portfolio, shall from time to time (and unless the Trust gives it Proper Instructions to do otherwise) make from the Custody Account of such Portfolio the transfers of funds and deliveries of securities which such Portfolio is required to make pursuant to the Master Securities Loan Agreement and shall receive for the Custody Account of such Portfolio the transfers of funds and deliveries of securities which the borrower under the Master Securities Loan Agreement is required to make pursuant thereto. Custodian shall make and receive all such transfers and deliveries pursuant to, and subject to the terms and conditions of, the Master Securities Loan Agreement.

     7.2 Collateral. Custodian shall daily mark to market, in the manner provided for in the Master Securities Loan Agreement, all loans of securities which may from time to time be outstanding thereunder.

     7.3 Defaults. Custodian shall promptly notify the Trust of any default under the Master Securities Loan Agreement (as such term "default" is defined therein) of which it has actual knowledge.

     7.4 Master Securities Loan Agreement. Custodian hereby acknowledges its receipt from the Trust of a copy of the Master Securities Loan Agreement. The Trust shall provide Custodian, prior to the effectiveness thereof, with a copy of any amendment to the Master Securities Loan Agreement.

                                  ARTICLE VIII

                            CONCERNING THE CUSTODIAN

     8.1 Standard of Care. Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to any Portfolio or the Trust for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim which does not arise from willful misfeasance, bad faith or negligence on the part of Custodian. Custodian shall be entitled to rely on and may act upon advice of counsel in all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. In no event shall Custodian be liable for special, incidental or consequential damages, even if Custodian has been advised of the possibility of such damages, or be liable in any manner whatsoever for any action taken or omitted upon instructions from the Trust or any agent of the Trust.

     8.2 Actual Collection Required. Custodian shall not be liable for, or considered to be the custodian of, any funds belonging to a Portfolio or any money represented by a check, draft or other instrument for the payment of money, until Custodian or its agents actually receive such funds or collect on such instrument.

     8.3 No Responsibility for Title, etc. So long as and to the extent that it is in the exercise of reasonable care, Custodian shall not be responsible for the title, validity or genuineness of any assets or evidence of title thereto received or delivered by it or its agents.

     8.4 Limitation on Duty to Collect. Custodian shall promptly notify the Trust whenever any money or property due and payable from or on account of any securities or other assets held hereunder for a portfolio is not timely received by it. Custodian shall not, however, be required to enforce collection, by legal means or otherwise, of any such money or other property not paid when due, but shall receive the proceeds of such collections as may be effected by it or its agents in the ordinary course of Custodian's custody and safekeeping business or of the custody and safekeeping business of such agents.

     8.5 Express Duties Only. Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against Custodian. Custodian shall have no discretion whatsoever with respect to the management, disposition or investment of the Custody Account of any Portfolio and is not a fiduciary to any Portfolio or the Trust. In particular, Custodian shall not be under any obligation at any time to monitor or to take any other action with respect to compliance by any Portfolio or the Trust with the 1940 Act, the provisions of the Trust's trust instruments or by-laws, or any Portfolio's investment objectives, policies and limitations as in effect from time to time.

                                   ARTICLE IX

                                 INDEMNIFICATION

     9.1 Indemnification. Each Portfolio shall indemnify and hold harmless Custodian, any sub-custodian appointed pursuant to this Agreement and any nominee of any of them, from and against any loss, damages, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any federal, state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that securities or other assets in the Custody Account of such Portfolio are registered in the name of any such nominee, or (b) from any action or inaction, with respect to such -portfolio, by Custodian or such sub-custodian or nominee
(i) at the request or direction of or in reliance on the advice of the Trust or any of its agents, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement with respect to such Portfolio, provided that Custodian, any such sub-custodian or any nominee of any of them shall not be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from willful misfeasance, bad faith or negligence on the part of Custodian or any such sub-custodian or nominee.

     9.2 Indemnity to be Provided. If the Trust requests Custodian to take any action with respect to securities or other assets of a Portfolio, which may, in the opinion of Custodian, result in Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, Custodian shall not be required to take such action until such Portfolio shall have provided indemnity therefor to Custodian in an amount and form satisfactory to Custodian.

     9.3 Security. As security for the payment of any present or future obligation or liability of any kind which a Portfolio may have to Custodian with respect to or in connection with the Custody Account of such Portfolio or this Agreement, or which such Portfolio may otherwise have to Custodian, the Trust hereby pledges to Custodian all securities, funds and other assets of every kind which are in such Custody Account or otherwise held for such Portfolio pursuant to this Agreement, and hereby grants to Custodian a lien, right of set-off and continuing security interest in such securities, funds and other assets.

                                    ARTICLE X

                                  FORCE MAJEURE

     Custodian shall not be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; actions by any governmental authority, de jure or de facto; or inability to obtain labor, material, equipment or transportation.

                                   ARTICLE XI

                         REPRESENTATIONS AND WARRANTIES

     11.1 Representations With Respect to Portfolios. The Trust represents and warrants that (a) it has all necessary power and authority to perform the obligations hereunder of each Portfolio, (b) the execution and delivery by it of this Agreement, and the performance by it of the obligations hereunder of each Portfolio, have been duly authorized by all necessary action and will not violate any law, regulation, charter, by-law, or other instrument, restriction or provision applicable to it or such Portfolio or by which it or such Portfolio, or their respective assets, may be bound, and (c) this Agreement constitutes a legal, valid and binding obligation of each Portfolio, enforceable against it in accordance with its terms.

     11.2  Representations of Custodian.  Custodian represents and warrants that
(a) it has all necessary power and authority to perform its obligations hereunder, (b) the execution and delivery by it of this Agreement, and the performance by it of its obligations hereunder, have been duly authorized by all necessary action and will not violate any law, regulation, charter, by-law, or other instrument, restriction or provision applicable to it or by which it or its assets may be bound, and (c) this Agreement constitutes a legal, valid and binding obligation of it, enforceable against it in accordance with its terms.

                                   ARTICLE XII

                            COMPENSATION OF CUSTODIAN

     Each Portfolio shall pay Custodian such fees and charges as are set forth in Exhibit E hereto, as such Exhibit E may from time to time be revised by
Custodian upon 14 days' prior written notice to the Trust. Any annual fee or other charges payable by a Portfolio shall be paid monthly by automatic deduction from funds available therefor in the Custody Account of such Portfolio, or, if there are no such funds, upon presentation of an invoice therefor. Out-of-pocket expenses incurred by Custodian in the performance of its services hereunder for any Portfolio and all other proper charges and disbursements of the Custody Account of such Portfolio shall be charged to such Custody Account by Custodian and paid in the same manner as the annual fee and other charges referred to in this Article XII.

                                  ARTICLE XIII

                                      TAXES

     13.1 Taxes Payable by Portfolios. Any and all taxes, including any interest and penalties with respect thereto, which may be levied or assessed under present or future laws or in respect of the Custody Account of any Portfolio or any income thereof shall be charged to such Custody Account by Custodian and paid in the same manner as the annual fee and other charges referred to in
Article XII above.

     13.2 Tax Reclaims. Upon the written request of the Trust, Custodian shall exercise, on behalf of any Portfolio, any tax reclaim rights of such Portfolio which arise in connection with foreign securities in the Custody Account of such Portfolio.

                                   ARTICLE XIV

                           AUTHORIZED PERSONS; NOTICES

     14.1 Authorized Persons. Custodian may rely upon and act in accordance with any notice, confirmation, instruction or other communication which is reasonably believed by Custodian to have been given or signed on behalf of the Trust by one of the Authorized Persons designated by the Trust in Exhibit B hereto, as it may from time to time be revised. The Trust may revise Exhibit B hereto at any time by notice in writing to Custodian given in accordance with Section 14.4 below, but no revision of Exhibit B hereto shall be effective until Custodian actually receives such notice.

     14.2 Investment Advisers. Custodian may also rely upon and act in accordance with any Written or Oral Instructions given with respect to a Portfolio which are reasonably believed by Custodian to have been given or signed by one of the persons designated from time to time by any of the investment advisers of such Portfolio who are specified in Exhibit C hereto (if any) as it may from time to time be revised. The Trust may revise Exhibit C hereto at any time by notice in writing to Custodian given in accordance with
Section 14.4 below, and each investment adviser specified in Exhibit C hereto (if any) may at any time by like notice designate an Authorized Person or remove an Authorized Person previously designated by it, but no revision of Exhibit C hereto (if any) and no designation or removal by such investment adviser shall be effective until Custodian actually receives such notice.



     14.3 Oral Instructions. Custodian may rely upon and act in accordance with Oral Instructions. All Oral Instructions shall be confirmed to Custodian in Written Instructions. However, if Written Instructions confirming Oral Instructions are not received by Custodian prior to a transaction, it shall in no way affect the validity of the transaction authorized by such Oral Instructions or the authorization given by an Authorized Person to effect such transaction. Custodian shall incur no liability to any Portfolio or the Trust in acting upon Oral Instructions. To the extent such Oral Instructions vary from any confirming Written Instructions, Custodian shall advise the Trust of such variance but unless confirming Written Instructions are timely received, such Oral Instructions shall govern.

     14.4 Addresses for Notices. Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be sent, delivered or given to the recipient at the address, or the relevant telephone number, set forth after its name herein below:

            If to the Trust:

            SATUIT CAPITAL MANAGEMENT TRUST
            for [Name of Portfolio]
            146 Front Street - Suite 204
            Mill Wharf Plaza
            Scituate, MA 02066
            Telephone:   (781) 545-7408

            With a copy to:

            Robert Sullivan
            Satuit Capital Management LLC
            146 Front Street - Suite 204
            Mill Wharf Plaza
            Scituate, MA 02066
            Telephone:   (781) 545-7408


            If to Custodian:

            CUSTODIAL TRUST COMPANY
            101 Carnegie Center
            Princeton, New Jersey 08540-6231
             Attention: Vice President - Trust Operations
                        ---------------------------------
             Telephone: (609) 951-2320
             Facsimile: (609) 951-2327

or at such other address as either party hereto shall have provided to the other by notice given in accordance with this Section 14.4. Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.

     14.5 Remote Clearance. Written Instructions for the receipt, delivery or transfer of securities may include, and Custodian shall accept, Remote Clearance Instructions (as defined herein below) and Bulk Input Instructions (as defined herein below), provided that such Instructions are given in accordance with the procedures prescribed by Custodian from time to time as to content of instructions and their manner and timeliness of delivery by Customer. Custodian shall be entitled to conclusively assume that all Remote Clearance Instructions and Bulk Input Instructions have been given by an Authorized Person, and Custodian is hereby irrevocably authorized to act in accordance therewith. For purposes of this Agreement, "Remote Clearance Instructions" means instructions that are input directly via a remote terminal which is located on the premises of the Trust, or of an investment adviser named in Exhibit C hereto, and linked to Custodian; and "Bulk Input Instructions" means instructions that are input by bulk input computer tape delivered to Custodian by messenger or transmitted to it via such transmission mechanism as the Trust and Custodian shall from time to time agree upon.

                                   ARTICLE XV

                                   TERMINATION

     Either party hereto may terminate this Agreement with respect to one or more of the Portfolios by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. Upon the date set forth in such notice this Agreement shall terminate with respect to each Portfolio specified in such notice, and Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on that date (a) deliver directly to the successor custodian or its agents all securities (other than securities held in a Book-Entry System or Securities Depository) and other assets then owned by such Portfolio and held by Custodian as custodian, and (b) transfer any securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of such Portfolio, provided that such Portfolio shall have paid to Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled.

                                   ARTICLE XVI

                            LIMITATION OF LIABILITIES


     To the extent that the trustees of the Trust are regarded as entering into this Agreement, they do so only as trustees of the Trust and not individually. The obligations under this Agreement of the Trust or any Portfolio shall not be binding upon any trustee, officer or employee of the Trust individually, or upon any holder of Shares individually, but shall be binding only upon the assets and property of such Portfolio. Such trustees, officers, employees and holders, when acting in such capacities, shall not be personally liable under this Agreement, and Custodian shall look solely to the assets and property of each Portfolio for the performance of this Agreement with respect to such Portfolio and the payment of any claim against such Portfolio under this Agreement.

                                  ARTICLE XVII

                                  MISCELLANEOUS

     17.1 Business Days. Nothing contained in this Agreement shall require Custodian to perform any function or duty on a day other than a Business Day.

     17.2 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without regard to the conflict of law principles thereof.

     17.3 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for a Portfolio and such other printed matter as merely identifies Custodian as custodian for a Portfolio. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

     17.4 No Waiver. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

     17.5Amendments. This Agreement cannot be changed orally and, except as otherwise provided herein with respect to the Exhibits attached hereto, no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

     17.6 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

     17.7 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

     17.8 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party. Any purported assignment in violation of this Section 17.8 shall be void.

     17.9 Jurisdiction. Any suit, action or proceeding with respect to this Agreement may be brought in the Supreme Court of the State of New York, County of New York, or in the United States District Court for the Southern District of New York, and the parties hereto hereby submit to the non-exclusive jurisdiction of such courts for the purpose of any such suit, action or proceeding, and hereby waive for such purpose any other preferential jurisdiction by reason of their present or future domicile or otherwise.

     17.10Headings.   The  headings  of  sections  in  this  Agreement  are  for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its representative thereunto duly authorized, all as of the day and year first above written.

                         SATUIT CAPITAL MANAGEMENT TRUST




                           By: /s/ Robert J. Sullivan
                              ----------------------
                           Name: Robert J. Sullivan
                           Title:  MD/CIO



                         CUSTODIAL TRUST COMPANY



                         By: /s/ Kevin J. Demont
                             -------------------
                         Name: Kevin J. Demont
                         Title: Senior Vice President

                                    EXHIBIT A

                                   PORTFOLIOS

                          Satuit Capital Micro Cap Fund

                                    EXHIBIT B

                               AUTHORIZED PERSONS

     Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the custody Accounts of the Portfolios.



Name                                      Signature



Robert J. Sullivan                        /s/ Robert J. Sullivan

John Pasco, III                           /s/ John Pasco, III

Darryl S. Peay                            /s/ Darryl S. Peay

Lori Martin                               /s/ Lori Martin

                                    EXHIBIT C


                               INVESTMENT ADVISERS





                         Satuit Capital Management Trust

                                    EXHIBIT D


          APPROVED FOREIGN SUB-CUSTODIANS AND SECURITIES DEPOSITORIES



                          Satuit Capital Micro Cap Fund


Foreign Sub-custodian     Country(ies)              Securities Depositories
---------------------     -------------             ------------------------

                                   EXHIBIT E


                      CUSTODY FEES AND TRANSACTION CHARGES


     Domestic Fees. Each Portfolio shall pay Custodian the following fees for assets maintained by such Portfolio in the United States ("Domestic Assets") and charges for transactions by such Portfolio in the United States, all such fees and charges to be payable monthly:


     (1) an annual fee of the greater of (a) the sum of (i) 0.04% (four basis points) per annum of the value of the Domestic Assets in such Portfolio's Custody Account up to $50 million, plus (ii) 0.02% (two basis points) per annum of the value of any such assets between $50 million and $200 million, plus (iii) 0.01% (one basis point) per annum of the value of any such assets in excess of $200 million, any such percentage fee to be based upon the total market value of such Domestic Assets as determined on the last Business Day of the month for which such fee is charged, or a minimum annual fee of $6,000, provided that, for the first twelve-month period beginning on the day that assets of a Portfolio are first transferred to its Custody Account hereunder, such minimum annual fee shall be $3,000;

     (2) a transaction charge of $9 for each receive or deliver of book-entry securities into or from the Custody Account of such Portfolio (but not for any such receive or deliver of book-entry securities loaned by such Portfolio or constituting collateral for a loan of securities, or any such receive or deliver in a repurchase transaction representing (a) a cash sweep investment for such Portfolio's account or (b) the investment by such Portfolio of cash collateral for a loan of securities);

     (3) a transaction charge of $40 for each receive or deliver into or from such Portfolio's Custody Account of securities in physical form;

     (4) a transaction charge for each repurchase transaction in the Custody Account of such Portfolio which represents a cash sweep investment for such Portfolio's account, computed on the basis of a 360-day year and for the actual number of days such repurchase transaction is outstanding at a rate of 0.10% (ten basis points) per annum on the amount of the purchase price paid by such Portfolio in such repurchase transaction;

     (5) a charge of $7 for each "free" transfer of funds from the Custody Account of such Portfolio;

     (6) an administrative fee for each purchase in the custody Account of such Portfolio of shares or other interests in a money market or other fund, which purchase represents a cash sweep investment for such Portfolio's account, computed for each day that there is a positive balance in such fund to equal 1/365th of 0.10% (ten basis points) on the amount of such positive balance for such day; and

     (7) a service charge for each holding of securities or other assets of such Portfolio that are sold by way of private placement or in such other manner as to require services by Custodian which in its reasonable judgment are materially in excess of those ordinarily required for the holding of publicly traded securities in the United States.

     International Fees. Each Portfolio shall pay Custodian fees for assets maintained by such Portfolio outside the United States ("Foreign Assets") and charges for transactions by such Portfolio outside the United States (including, without limitation, charges for funds transfers and tax reclaims) in accordance with such schedule of fees and charges for each country in which Foreign Assets of such Portfolio are held as Custodian shall from time to time provide to the Trust. Any asset-based fee shall be based upon the total market value of the applicable Foreign Assets as determined on the last Business Day of the month for which such fee is charged. There shall be a transaction charge of $30.00 for each receive or deliver of book-entry securities into or from the Custody Account of such Portfolio which is settled through Euroclear or Clearstream (formerly CEDEL).

                                                                EXHIBIT 23(h)(1)


                        ADMINISTRATIVE SERVICES AGREEMENT



     Administrative Services Agreement (the "Agreement") dated June 1, 2001 by and between SATUIT CAPITAL MANAGEMENT TRUST (the "Trust"), a diversified, open-end management investment company, duly organized as a business trust in accordance with the laws of the State of Delaware and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                               WITNESSETH THAT:

     WHEREAS, the Trust desires to appoint CSS as its Administrative Services Agent, for and on behalf of the currently existing series of the Trust (the "Series") and any additional series of the Trust as may from time to time be created and designated by the Trust and which become subject to this Agreement by the mutual consent of the parties hereto, to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Trust in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Trust and the Series, and provide ministerial services to implement the investment decisions of the Trust and the investment adviser of the Series, Satuit Capital Management, LLC (the "Adviser"); and

     WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

     NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

     Section 1. CSS shall examine and review all records and documents of the Series pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

     Section 2. CSS shall, as necessary for such purposes, advise the Trust and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Trust, shall maintain and keep current such shareholder relations records.

     Unless the information necessary to perform the above functions is furnished in writing to CSS by the Trust or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Trust shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

     It shall be the responsibility of the Trust to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

     CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Trust and CSS.

     Section 3. The Trust shall confirm to the Trust's Transfer Agent all purchases and redemptions of shares of the Series effected through the Trust or its distributor, as and when such orders are accepted by the Trust or an authorized agent of the Trust designated for that purpose. CSS shall receive from the Trust's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Trust will be calculated in accordance with Rule 22c-l under the Investment Company Act of 1940, as amended (the "1940 Act"), and as otherwise directed by the Board of Directors of the Trust.

     CSS shall reconcile its records of outstanding shares and shareholder accounts with the Trust's Transfer Agent periodically, and not less frequently than monthly.

     Section 4. CSS shall provide assistance to the Trust in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Trust may from time to time agree.

     Section 5. The accounts and records maintained by CSS shall be the property of the Trust, and shall be made available to the Trust, within a reasonable period of time, upon demand. CSS shall assist the Trust's independent auditors, or any other person authorized by the Trust or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Trust's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Trust of any necessary information, CSS shall assist the Trust in organizing necessary data for the Trust's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and CSS shall agree upon from time to time.

     Section 6. CSS and the Trust may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Trust or directed by the Trust, does not conflict with or violate any requirements of Trust's Prospectus(es), Certificate of Trust, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Trust (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Trust's procedures.

     Section 7. CSS may rely upon the advice of the Trust and upon statements of the Trust's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

     Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions and certified copy of any resolution of the Board of Trustees of the Trust or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

     CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Trust until receipt of notification thereof by the Trust.

     The Trust shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Trust, or the failure of the Trust to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Trust shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Trust reasonable opportunity to defend against such claim in the name of the Trust or CSS or both.

     Section 9. The Trust agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Trust's Board of Trustees and CSS.

     Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and CSS are open. CSS will be open for business on days when the Trust is open for business and/or as otherwise set forth in the Trust's Prospectus(es) and Statement(s) of Additional Information.

     Section 11. Either the Trust or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

     Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Trust and preceded by a certificate from the Trust's Secretary so attesting.

      Notices to the Trust shall be directed to:
           146 Front Street, Suite 204
           Mill Wharf Plaza
           Scituate, Massachusetts 02066

      Notices to CSS shall be directed to:

           1500 Forest Ave.
           Suite 223
           Richmond, Virginia 23229

     Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

     Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of CSS, or by CSS without the written consent of the Trust, authorized or approved by a resolution of its Board of Trustees.

     Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

     Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give Oral Instructions on behalf of the Trust.

     Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to give Written Instructions on behalf of the Trust.

     The Trust shall file with CSS a certified  copy of each  resolution  of its
Board  of  Trustees  authorizing   execution  of  Written  Instructions  or  the
transmittal of Oral Instructions as provided above.

     Section 16. This Agreement shall be governed by the laws of the State of Maryland.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     SATUIT CAPITAL MANAGEMENT TRUST



                     By:  /s/ Robert J. Sullivan
                          Robert J. Sullivan
                          President and Chairman of the Board


                     COMMONWEALTH SHAREHOLDER SERVICES, INC.



                     By:  /s/ John Pasco, III
                          John Pasco, III
                          Chief Executive Officer

                                  SCHEDULE A TO
                        ADMINISTRATIVE SERVICES AGREEMENT
                                 BY AND BETWEEN
                       SATUIT CAPITAL MANAGEMENT TRUST AND
                     COMMONWEALTH SHAREHOLDER SERVICES, INC.

     Pursuant to Section 9 of the Administrative Services Agreement, dated June 1, 2001, by and between Satuit Capital Management Trust (the "Trust"), and Commonwealth Shareholder Services, Inc. ("CSS"), on behalf of the Trust, its current Series and any additional series of the Trust as may from time to time be created and designated by the Trust and which becomes subject to this Agreement by the mutual consent of the parties, each Series shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.20% per Series per annum of the average daily net assets, payable monthly with a minimum fee of $30,000.

     In addition to the foregoing, the Trust shall reimburse CSS, from the assets of the Series, for the Series' proportionate share of general expenses incurred for the Trust and for all expenses incurred by the Series individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Trust; postage; long distance telephone; special forms required by the Trust; any travel which may be required in the performance of its duties to the Trust; and any other extraordinary expenses it may incur in connection with its services to the Trust.

                                                                EXHIBIT 23(h)(2)

                          FUND SERVICES, INC.

                       TRANSFER AGENT AGREEMENT


     THIS AGREEMENT, dated June 1, 2001 between Satuit Capital Management Trust, (the "Trust"), a Delaware business trust, on behalf of each of its Series ("Series") operating as an open-end investment company under the Investment Company Act of 1940, duly organized and existing under the laws of the State of Maryland, and FUND SERVICES, INC., a corporation organized under the laws of the State of Virginia ("FSI"), provides as follows:

     WHEREAS, FSI has agreed to act as transfer agent for the purpose of recording the transfer, issuance and redemption of Shares of the Series, transferring the Shares of the Series, disbursing dividends and other distributions to Shareholders, filing various tax forms, mailing shareholder information and receiving and responding to various shareholder inquiries;

     NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:

     SECTION 1.The Trust hereby appoints FSI as transfer agent for each of its Series and FSI agrees to act in such capacity upon the terms set forth in this Agreement.

     SECTION 2.If the a Series issues Share Certificates, the Trust shall furnish to FSI a supply of blank Share Certificates and, from time to time, will renew such supply upon FSI's request. Blank Share Certificates shall be signed manually or by facsimile signatures of officers of the Trust and, if required by FSI, shall bear the Trust's seal or a facsimile thereof.

     SECTION 3.FSI shall make original issues of Shares of the Series in accordance with SECTIONS 13 and 14 below and the Series' then current prospectus, upon receipt of (i) Written Instructions requesting the issuance,
(ii) a certified copy of a resolution of the Trust's Board of Trustees authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such additional Shares, (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance,which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the Securities and Exchange Commission, as required by Rule 24f-2 of the Investment Company Act of 1940, as amended from time to time. If the opinion described in (iv) above is contingent upon a filing under such rule, the Trust shall fully indemnify FSI for any liability arising from the failure of the Trust to comply with such rule.

     SECTION 4.Transfers of Shares of a Series shall be registered and, subject to the provisions of SECTION 10, new Share Certificates shall be issued by FSI upon surrender of outstanding Share Certificates in the form deemed by FSI to be properly endorsed for transfer, which form shall include (i) all necessary endorsers' signatures guaranteed by a member firm of a national securities exchange or a domestic commercial bank, (ii) such assurances as FSI may deem necessary to evidence the genuineness and effectiveness of each endorsement and
(iii) satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall take reasonable measures as instructed by the Trust and agreed upon by FSI to enable the Trust to identify proposed transfers that, if effected, will likely cause the Trust to fall within the Internal Revenue Code definitions of a personal holding company and shall not make such transfers contrary to the Trust's instructions without the prior written approval of the Trust and its counsel.

     SECTION 5.FSI shall forward Share Certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. While in transit to the addressee, all deliveries of Share Certificates shall be insured by FSI as it deems appropriate. FSI shall not mail Share Certificates in "negotiable" form, unless requested in writing by the Trust and fully indemnified by the Trust to FSI's satisfaction.

     SECTION 6.In registering transfers of Shares a Series, FSI may rely upon the Uniform Commercial Code or any other statutes that, in the opinion of FSI's counsel,protect FSI and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry, or (iv) refusing registration whenever an adverse claim requires such refusal.

     SECTION 7.FSI may issue new Share Certificates in place of those lost, destroyed or stolen, upon receiving indemnity satisfactory to FSI and may issue new Share Certificates in exchange for, and upon surrender of, mutilated Share Certificates as FSI deems appropriate.

     SECTION 8.Unless otherwise directed by the Trust, FSI may issue or register Share Certificates reflecting the signature, or facsimile thereof, of an officer who has died, resigned or been removed by the Trust. The Trust shall file promptly with FSI any approvals, adoptions, or ratifications of such actions as may be required by law or FSI.

     SECTION 9.FSI shall maintain customary stock registry records for the Series, noting the issuance, transfer or redemption of Shares and the issuance and transfer of Share Certificates. FSI may also maintain for the Trust an account entitled "Unissued Certificate Account," in which it will record the Shares, and fractions thereof, issued and outstanding from time to time for which issuance of Share Certificates has not been requested. FSI is authorized to keep records for the Series, containing the names and last known addresses of Shareholders and Planholders, and the number of Shares, and fractions thereof, from time to time owned by them for which no Share Certificates are outstanding. Each Shareholder or Planholder will be assigned a single account number for the Series, even though Shares held under each Plan and Shares for which
Certificates have been issued will be accounted for separately. Whenever a Shareholder deposits Shares represented by Share Certificates in a Plan that permits the deposit of Shares thereunder, FSI upon receipt of the Share Certificates registered in the name of the Shareholder (or if not registered, in proper form for transfer), shall cancel such Share Certificates, debit the Shareholder's individual account, credit theShares to the Unissued Share Certificate Account pursuant to SECTION 10 below and credit the deposited Shares to the proper Plan account.

     SECTION 10. FSI shall issue Share Certificates for Shares of the Series only upon receipt of a written request from a Shareholder. If Shares are purchased without such request, FSI shall merely note on its stock registry records the issuance of the Shares and fractions thereof and credit the Unissued Certificate Account and the respective Shareholders' accounts with the Shares. Whenever Shares, and fractions thereof, owned by Shareholders are surrendered for redemption, FSI may process the transactions by making appropriate entries in the stock transfer records, and debiting the Unissued Certificate Account and the record of issued Shares outstanding; it shall be unnecessary for FSI to reissue Share Certificates in the name of the Series.

     SECTION 11. FSI shall also perform the usual duties and functions required of a stock transfer agent for a corporation, including but not limited to (i) issuing Share Certificates as Treasury Shares, as directed by Written Instructions, and (ii) transferring Share Certificates from one Shareholder to another in the usual manner. FSI may rely conclusively and act without further investigation upon any list, instruction, certification, authorization, Share Certificate or other instrument or paper reasonably believed by it in good faith to be genuine and unaltered, and to have been signed, countersigned or executed or authorized by a duly-authorized person or persons, or by the Trust, upon the advice of counsel for the Trust or for FSI, or upon the net asset value quotation of the Service Agent, as hereinafter defined. FSI may record any transfer of Share Certificates which it reasonably believes in good faith to have been duly-authorized, or may refuse to record any transfer of Share Certificates if, in good faith, it deems such refusal necessary in order to avoid any liability on the part of either the Trust or FSI. The Trust agrees to indemnify and hold harmless FSI from and against any and all losses, costs, claims, and liability that it may suffer or incur by reason of such good faith reliance, action or failure to act.


     SECTION 12. FSI shall notify the Trust of any request or demand for the inspection of the Trust's share records. FSI shall abide by the Trust's instructions for granting or denying the inspection; provided, however, FSI may grant the inspection without such instructions if it is advised by its counsel that failure to do so will result in liability to FSI.

     SECTION 13. For purposes of this Section, the Trust hereby instructs FSI to consider Shareholder and Planholder payments as federal funds on the day indicated below:

      (a) for a wire received prior to 12:00 noon Eastern time, on the same day;
      (b) for a wire received on or after 12:00 noon Eastern time, on the next business day;
      (c) for a check received prior to 12:00 noon Eastern time, on the second business day following receipt; and
      (d) for a check received on or after 12:00 noon Eastern time, on the third business day following receipt.

     Immediately after 4:00 p.m. Eastern time or such other time as the Trust may reasonably specify (the "Valuation Time") on each day that the Trust and FSI are open for business, FSI shall obtain from the Trust's service agent, as specified by the Trust in writing to FSI, a quotation (on which it may conclusively rely) of the net asset value, determined as of the Valuation Time on that day. On each day FSI is open for business, it shall use the net asset value determined by the Service Agent to compute the number of Shares and fractional Shares to be purchased and the aggregate purchase proceeds to be deposited with the Custodian. As necessary but no more frequently than daily (unless a more frequent basis is agreed to by FSI), FSI shall place a purchase order with the Custodian for the proper number of Shares and fractional Shares to be purchased and promptly thereafter shall send written confirmation of such purchase to the Custodian and the Trust.

     SECTION 14. Having made the calculations required by SECTION 13, FSI shall thereupon pay the Custodian the aggregate net asset value of Shares of the Trust purchased. The aggregate number of Shares and fractional Shares purchased shall then be issued daily and credited by FSI to the Unissued Certificate Account. FSI shall also credit each Shareholder's separate account with the number of shares purchased by such Shareholder. FSI shall promptly thereafter mail written confirmation of the purchase to each Shareholder or Planholder, and if requested, to a specified broker-dealer and the Trust. Each confirmation shall indicate the prior Share balance, the new Share balance, the Shares held under a Plan (if any), the Shares for which Share Certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares.

     SECTION 15. Prior to the Valuation Time on each business day, as specified in accordance with SECTION 13 above, FSI shall process all requests to redeem Shares of the Series and advise the Custodian of (i) the total number of Shares of the Series available for redemption and (ii) the number of Shares and fractional Shares of the Series requested to be redeemed. Upon confirmation of the net asset value, FSI shall notify the Trust and the Custodian of the redemption, apply the redemption proceeds in accordance with SECTION 16 and the Series' prospectus(es), record the redemption in the stock registry books, and debit the redeemed Shares from the Unissued Certificate Account and the individual account of the Shareholder or Planholder. In lieu of carrying out the redemption procedures described in the preceding paragraph, FSI may, at the request of the Trust, sell Shares of a Series to the Series as repurchases from Shareholders and/or Planholders, provided that the sales price is not less than the applicable redemption price. The redemption procedures shall then be appropriately modified.

     SECTION 16. The proceeds of redemption shall be remitted by FSI in accordance with the Series' then current prospectus(es) as follows:

     (a) By check mailed to the Shareholder or Planholder at his last known address. The request and stock certificates, if any, for Shares being redeemed must reflect a guarantee of the owner's signature by a domestic commercial bank or trust company or a member firm of a national securities exchange. If Share Certificates have not been issued to the redeeming Shareholder or Planholder, the signature of the Shareholder or Planholder on the redemption request must be similarly guaranteed. The Trust may authorize FSI in writing to waive the signature guarantee for any specific transaction or classes of transactions; (b) By wire to a designated bank or broker upon telephone request, without signature guarantee, if such redemption procedure has been elected on the Shareholder's or Planholder's account information form. Any change in the designated bank or broker account will be acted upon by FSI only if made in writing by the Planholder or Shareholder, with signature guaranteed as required by paragraph
(a) above; (c) In case of an expedited telephone redemption, by check payable to the Shareholder or Planholder of record and mailed for deposit to the bank account designated in the Shareholder account information form; (d) By other procedures commonly followed by mutual funds, as set forth in Written Instructions from the Trust and mutually agreed upon by the Trust and FSI. For purposes of redemption of shares of the Trust that have been purchased by check within fifteen (15) days prior to receipt of the redemption request, the Trust shall provide FSI with Written Instructions concerning the time within which such requests may be honored.

     The authority of FSI to perform its responsibilities under SECTIONS 15 and 16 shall be suspended if FSI receives notice of the suspension of the determination of the Trust's net asset value.

     SECTION 17. Upon the declaration of each dividend and each capital gains distribution by the Trust's Board of Trustees, the Trust shall notify FSI of the date of such declaration, the amount payable per share, the record date for determining the Shareholders entitled to payment, the payment and the reinvestment date price.

     SECTION 18. On or before each payment date the Trust will transfer, or cause the Custodian to transfer, to FSI the total amount of the dividend or distribution currently payable. FSI will, on the designated payment date, reinvest all dividends in additional shares and shall thereupon pay the Custodian the aggregate net asset value of the additional shares and shall promptly mail to each Shareholder or Planholder at his last known address, a statement showing the number of full and fractional shares (rounded to three decimal places) then owned by the Shareholder or Planholder and the net asset value of such shares; provided, however, that if a Shareholder or Planholder elects to receive dividends in cash, FSI shall prepare a check in the appropriate amount and mail it to him at his last known address within five (5) business days after the designated payment date.

     SECTION 19. FSI shall maintain records regarding the issuance and redemption of Shares of the Trust and dividend reinvestments. Such records will list the transactions effected for each Shareholder and Planholder and the number of Shares and fractional Shares owned by each for which no Share Certificates are outstanding. FSI agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the Investment Company Act of 1940, as amended, any records related to services provided under this Agreement and required to be maintained by Rule 31a-1 of such Act.

     SECTION 20. FSI shall maintain those records necessary to enable the Trust, or its designated agent, to file, in a timely manner, Form N-SAR (Semi-annual report) or any successor monthly, quarterly or annual report required by the Investment Company Act of 1940, or rules and regulations thereunder.


     SECTION 21. FSI shall cooperate with the Trust's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.

     SECTION 22. In addition to the services described above, FSI will perform other services for the Trust as mutually agreed upon in writing from time to time, including but not limited to preparing and filing federal tax forms with the Internal Revenue Service, mailing federal tax information to Shareholders, mailing semi-annual Shareholder reports, preparing the annual list of Shareholders and mailing notices of Shareholders' meetings, proxies and proxy statements. FSI shall answer Shareholder inquiries related to their share accounts and other correspondence requiring an answer from the Trust. FSI shall maintain dated copies of written communications from Shareholders, and replies thereto.

     SECTION 23. Nothing contained in this Agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday, weekend or weekday on which day FSI or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the New York Stock Exchange and FSI are open, unless otherwise required by law; provided, however, that all purchase or redemption requests received by the Trust for a date on which the Exchange is open but FSI is not shall be priced and executed "as of" such date on the next business day FSI is open, unless otherwise required by law.

     SECTION 24. The Trust agrees that each of its Series will pay FSI compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in written amendments to such Schedule approved by the Trust and FSI from time to time.

     SECTION 25. FSI shall not be liable for any taxes, assessments or governmental charges that my be levied or assessed on any basis whatsoever in connection with the Trust, or any Plan thereof, Shareholder or Planholder, excluding taxes assessed against FSI for compensation received by it hereunder.

     SECTION 26. FSI shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSI to be within the powers conferred upon it by this Agreement. The Trust shall indemnify FSI and hold it harmless from and against any and all losses, claims, damages, liabilities or expenses (including reasonable expenses for legal counsel) arising directly or indirectly out of or in connection with this Agreement; provided such loss, claim, damage, liability or expense is not the direct result of FSI's negligence or willful misconduct, and provided further that FSI shall give the Trust notice and reasonable opportunity to defend any such loss, claim, etc. in the name of the Trust or FSI, or both. Without limiting the foregoing:

     (a) FSI may rely upon the advice of the Trust or counsel to the Trust or FSI, and upon statements of accountants, brokers and other persons believed by FSI in good faith to be experts in the matters upon which they are consulted. FSI shall not be liable for any action taken in good faith reliance upon such advice or statements;

     (b) FSI shall not be liable for any action reasonably taken in good faith reliance upon any Written Instructions, Oral Instructions, including the Service Agent's net asset value quotation, or certified copy of any resolution of the Trust's Board of Trustees; provided, however, that upon receipt of a Written Instruction countermanding a prior Written or Oral Instruction that has not been fully executed by FSI, FSI shall verify the content of the second Written Instruction and honor it, to the extent possible. FSI may rely upon the genuineness of any such document, or copy thereof, reasonably believed by FSI in good faith to have been validly executed; and

     (c) FSI may rely, and shall be protected by the Trust in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it in good faith to be genuine and to have been signed or presented by the purchaser, Fund or other proper party or parties.

     (d) The Trust shall, as soon as possible, amend its prospectus to conform with the provisions of this Agreement and make all necessary filings of the amended prospectus, and shall indemnify FSI for any loss, claim or expense resulting from FSI's reliance upon the Trust's representations in this Agreement, notwithstanding a contrary representation in its prospectus(es).

     SECTION 27. Upon receipt of Written Instructions, FSI is authorized to make payment upon redemption of Shares without a signature guarantee. The Trust hereby agrees to indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, action, demands or losses whatsoever arising out of or in connection with a payment by FSI for redemption of Shares without a signature guarantee. Upon the request of FSI, the Trust shall assume the entire defense of any such action, suit or claim. FSI shall notify the Trust in a timely manner of any such action, suit or claim.

     SECTION 28. The Trust shall  deliver or cause to be  delivered  over to FSI
(i) an accurate list of Shareholders of the each Series, showing each Shareholder's last known address, number of Shares owned and whether such shares are represented by outstanding Share Certificates or by non-certificated share accounts, (ii) all records relating to Plans of the Trust, including original applications signed by the Planholders and original plan accounts recording payment, deductions, reinvestments, withdrawals and liquidations and (iii) all shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this Agreement (collectively referred to as the "Materials"). The Trust shall indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information needed by FSI to knowledgeably perform its functions.


     SECTION 29. FSI shall, at all times, act in good faith and shall use whatever methods it deems appropriate to ensure the accuracy of all services performed under this Agreement. FSI shall be liable only for loss or damage due to errors caused by FSI's negligence, bad faith or willful misconduct or that of its employees.

     SECTION 30. This Agreement may be amended from time to time by a written supplemental agreement executed by the Trust and FSI and without notice to or approval of the Shareholders or Planholders; provided the intent and purposes of any Plan, as stated from time to time in the Series' prospectus, are observed. The parties hereto may adopt procedures as may be appropriate or practical under the circumstances, and FSI may conclusively rely on the determination of the Trust that any procedure that has been approved by the Trust does not conflict with or violate any requirement of its Certificate of Trust, By-Laws or prospectus(es), or any rule, regulation or requirement of any regulatory body.

     SECTION 31. The Trust shall file with FSI a certified copy of the operative resolution of its Board of Trustees authorizing the execution of Written Instructions or the transmittal of Oral Instructions.

     SECTION 32. The terms, as defined in this Section, whenever used in this Agreement or in any amendment or supplement hereto, shall have the meanings specified below, insofar as the context will allow:

      (a)  The Trust:  The term Fund shall mean Satuit Capital Management Trust.
      (b) Custodian: The term Custodian shall mean Custodian Trust Company or such other Custodial Institution selected by a Series.
      (c) Series: The term Series shall mean the Satuit Capital Micro Cap Fund, and any series that the Trust may subsequently establish.
      (d) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by a Series of the Trust.
      (e)  Share Certificates:  The term Share Certificates shall mean the stock certificates for the Shares of a Series of the Trust.
      (f)  Shareholders:  The term Shareholders shall mean the registered owners from time to time of the Shares of a Series of the Trust, as reflected on the stock registry records of the Series.
      (g) Shares: The term Shares shall mean the issued and outstanding shares of common stock of a Series of the Trust.
      (h) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in person or by telephone, vocal telegram or other electronic means, by a person or person reasonably believed in good faith by FSI to be a person or person authorized by a resolution of the Board of Trustees of the Trust to give Oral Instructions on behalf of the Trust.
      (i)  Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by FSI to be a person or persons authorized by a resolution of the Board of Trustees of the Trust to give Written Instructions on behalf of the Trust.
      (j) Plan: The term Plan shall include such investment plan, dividends or capital gains reinvestment plans, systematic withdrawal plans or other types of plans set forth in the then current prospectus(es) of the Trust (excluding any qualified retirement plan that is a Shareholder of the Trust) in form acceptable to FSI, adopted by the Trust from time to time and made available to its Shareholders, including plans or accounts by self-employed individuals or partnerships.
      (k) Planholder: The term Planholder shall mean a Shareholder who, at the time of reference, is participating in a Plan, including any underwriter, representative or broker-dealer.

     SECTION 33. In the event that any check or other order for the payment of money is returned unpaid for any reason, FSI shall promptly notify the Trust of the non-payment.

     SECTION 34. Either party may give sixty (60) days written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice.

     SECTION 35. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties.

      Notice to the Trust shall be given as follows until further notice:

           Satuit Capital Management Trust
           146 Front Street, Suite 204
           Mill Wharf Plaza
           Scituate, Massachusetts 02066
           Attention:  Robert J. Sullivan
           President and Chairman of the Board

      Notice to FSI shall be given as follows until further notice:

           Fund Services, Inc.
           1500 Forest Avenue, Suite 111
           Richmond, Virginia  23229
           Attention:  William R. Carmichael, Jr., President

     SECTION 36. The Trust represents and warrants to FSI that the execution and delivery of this Transfer Agent Agreement by the undersigned officer of the Trust has been duly and validly authorized by resolution of the Trust's Board of Trustees. FSI represents and warrants to the Trust that the execution and delivery of this Agreement by the undersigned officer of FSI has also been duly and validly authorized.

     SECTION 37. This Agreement may be executed in more than one counterpart, each of which shall be deemed to be an original.

     SECTION 38. This Agreement shall extend to and shall bind the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of FSI or by FSI without the written consent of the Trust, authorized or approved by a resolution of the Trust's Board of Trustees.

     SECTION 39. This Agreement shall be governed by the laws of the State of Virginia.

     WITNESS the following signatures:

                               SATUIT CAPITAL MANAGEMENT TRUST


                               /s/   Robert J. Sullivan
                               ------------------------
                               By:    Robert J.Sullivan
                               Title: President and Chairman
                               Date:  June 1, 2001

                               FUND SERVICES, INC.



                               /s/ William R. Carmichael, Jr.
                               ------------------------------
                               By:     William R. Carmichael, Jr.
                               Title:  President
                               Date:   June 1, 2001

                                  Attachment A

                                  FEE SCHEDULE

Fees for Transfer Agent services, per portfolio, are as shown below:

        10 Basis points of Average Daily Net Assets on the first $50,000,000
         8 Basis points of Average Daily Net Assets on the next $50,000,000
         6 Basis points of Average Daily Net Assets on assets over $100,000,000 Minimum annual fee is $12,000.00.

Fees are payable monthly at 1/12 the annual rate.
Voice Response Unit (VRU) Fees:
      Set up fee:                         $1,000
      Monthly Maintenance Fee:            $   500/month
      Per call fees:                      $  0.15/call
Internet Access (look-up only):
      Set up fee:                         $1,500
      Monthly Maintenance Fee:            $1,000/month

     Out of pocket expenses are in addition to the above rates and will be billed monthly, as incurred, with no mark-up or set-off. The one-time set-up fee of $1,000 is waived for the Satuit Capital Management Trust. The charge for conversion of data files from the current Transfer Agent system to FSI's system will be $2.50/account plus out of pocket expenses. The cost of any special programming or systems development required will be included in the out of pocket expenses.

                                                                EXHIBIT 23(h)(3)



                    ACCOUNTING SERVICES AGREEMENT

     AGREEMENT dated June 1, 2001 (the "Agreement") between Satuit Capital Management Trust (the "Trust") a Delaware business trust, operating as an open-end management investment company, duly organized and existing under the laws of the State of Delaware, and Commonwealth Trust Accounting, Inc. (the "Company") a corporation duly organized and existing under the laws of the State of Virginia.

                          WITNESSETH THAT:

     WHEREAS, the Trust desires to appoint the Company as its Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Trust as set forth in Section 2 of this Agreement (the "Accounts and Records") and to perform certain other functions in connection with such Accounts and Records; and

     WHEREAS, the Company is willing to perform such functions upon the terms and conditions set forth below; and

     WHEREAS, the Trust will cause to be provided certain information to the Company as set forth below;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto, intending to be legally bound, do hereby agree as follows:

Section 1.  Scope of the Engagement.
            ------------------------

(a) The Trust shall promptly turn over to the Company:

     (i) originals or copies of any Accounts and Records previously maintained by or for it or,

      (ii) if such records have not been previously created or maintained, any data required to establish and bring current such Accounts and Records.

(b) Thereafter, the Trust shall promptly transmit to the Company, and instruct any other agents for the Trust to promptly transmit to the Company, all information required for the maintenance of correct and accurate Accounts and Records for the Trust.

(c) The Trust acknowledges that such Accounts and Records, and information related thereto, are necessary for the Company to perform its functions under this Agreement.

(d) The Trust authorizes the Company to rely on Accounts and Records turned over to it, and information provided to it, by the Trust or its agents. The Trust hereby indemnifies and holds the Company, its successors and assigns harmless of and from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Accounts and Records, or such information, or due to the failure of the Trust to provide any portion of such Accounts and Records, or to provide any additional information needed by the Company to knowledgeably perform its functions, within a reasonable time after requested by the Company.

(e) The Company shall make reasonable efforts to isolate and correct any inaccuracies, omissions, discrepancies, or other deficiencies in the Accounts and Records delivered to the Company, to the extent such matters are disclosed to the Company or are discovered by it and are relevant to its performance of its functions under this Agreement. The Trust shall provide the Company with such assistance as it may reasonably request in connection with its efforts to correct such matters.

(f) The Trust agrees to pay Company on a current and ongoing basis for the Company's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to Company by the Trust. Any such payment shall be in addition to the fees and charges payable to the Company under this Agreement as set forth in Schedule A attached hereto (which provides for services normally contemplated to be rendered under this Agreement), provided that approval of the amount of such payments shall be obtained in advance by the Company from the Trust if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

Section 2. Identification of Services.
           ---------------------------

(a) Upon receipt of the necessary information from the Trust or its agents by Written or Oral Instructions, the Company shall maintain and keep current the following Accounts and Records relating to the business of the Trust, in such form as may be mutually agreed to between the Trust and the Company, and as may be required by the Investment Company Act of 1940, as amended (the "Act"):

      (1)  Cash Receipts Journal
      (2)  Cash Disbursements Journal
      (3)  Dividends Paid and Payable Schedule
      (4)  Purchase and Sales Journals - Portfolio Securities
      (5)  Subscription and Redemption Journals
      (6)  Security Ledgers - Transaction Report and Tax Lot Report
      (7)  Broker Ledger - Commission Report
      (8)  Daily Expense Accruals
      (9)  Daily Interest Accruals
     (10)  Daily Trial Balance
     (11)  Portfolio Interest Receivable and Income Journal
     (12) Listing of Portfolio Holdings showing cost, market value and percentage of portfolio comprised of each security.

(b) Unless necessary information to perform the above functions is furnished by Written or Oral Instructions to the Company to enable the daily calculation of the Trust's net asset value at the time set by the Trust pursuant to Rule 22c-1 under the Act, (presently set at the close of trading on the New York Stock Exchange), as provided below in accordance with the time frame identified in Section 7, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculations and any subsequent information received from the Trust or any of its designated Agents.

(c) The scope and quality of the services to be provided under this Agreement are based upon, and specifically incorporate, the assumptions (the "Basic Assumptions") appended to this Agreement as Schedule B. The Trust agrees that material deviations from the Basic Assumptions will be made only by mutual agreement of the Trust and the Company, and deviations from such Basic Assumptions may affect the ability of the Company to provide the services called for under this Agreement.

Section 3. Pricing.
           --------

(a) The Company shall perform ministerial calculations necessary to calculate the Trust's net asset value daily, in accordance with the Trust's current prospectus and utilizing the information described in this Section.

(b) Portfolio investments for which market quotations are available to the Company by use of an automated financial service (a "Pricing Service") shall be valued based on the closing prices of the portfolio investment reported by such Pricing Service except where the Trust has given or caused to be given specific Written or Oral Instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all portfolio securities shall be given such values as the Trust shall direct by Written or Oral Instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.

(c) The Company shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Trust; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless the Company is itself negligent with respect thereto. The Company shall have no responsibility or duty to include information or valuations to be provided by the Trust in any computation unless and until it is timely supplied to the Company in usable form. Unless the necessary information to calculate the net asset value daily is furnished by Written or Oral Instructions from the Trust, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculation and any subsequent information received from the Trust or any of its designated agents, provided the Company notifies the Trust promptly of its need for additional information with which to calculate net asset value.

Section 4. Reliance Upon Instructions.
           ---------------------------

(a) For all purposes under this Agreement, the Company is authorized to act upon receipt of the first of any Written or Oral Instructions it receives from the Trust or authorized agents of the Trust. In cases where the first instruction is an Oral Instruction that is not in the form of a document or written record, a confirmatory Written Instruction or Oral Instruction in the form of a document or written record shall be delivered, and in cases where the Company receives an Instruction, whether Written or Oral, to enter a portfolio transaction on the records, the Trust shall cause the Broker-Dealer to send a written confirmation to the Company.

(b) The Company shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Trust, provided however, that in the event a Written or Oral Instruction received by the Company is countermanded by a timely later Written or Oral Instruction received by the Company prior to acting upon such countermanded Instruction, the Company shall act upon such later Written or Oral Instruction. The sole obligation of the Company with respect to any follow-up or confirmatory Written Instruction, Oral Instruction in documentary or written form, or Broker-Dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the Trust's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error, and to the extent such action requires the Company to act the Trust shall give the Company to act the Trust shall give the Company specific Written Instruction as to the action required.

Section 5. Reconciliation with Trust's Custodian.
           --------------------------------------

     At the end of each month, the Trust shall cause its Custodian Bank to forward to the Company a monthly statement of cash and portfolio transactions, which will be reconciled with the Company's Accounts and Records maintained for the Trust. The Company will report any discrepancies to the Custodian, and shall report any un-reconciled items to the Trust.

Section 6. Reports to Trust.
           -----------------

     The Company shall promptly supply daily and periodic reports to the Trust as requested by the Trust and agreed upon by the Company.


Section 7. Information from Trust.
           -----------------------

(a) The Trust, directly or by instructions to its agents (including without limitations its Transfer Agent and its Custodian), shall provide to the Company as of the close of each Business Day (or on such other schedule as the Trust determines is necessary), confirmed by Written or Oral Instructions delivered to the Company by 10:00 a.m. on the next business day) all data and information necessary for the Company to maintain the Trust's Accounts and Records.

(b) The Company may conclusively assume that information it receives by Written or Oral Instructions pursuant to the preceding paragraph is complete and accurate. It is agreed that the information provided by the Trust or its agents shall include reports of share purchases, redemptions or repurchases, and total shares outstanding at the end of each business day after the determination of the net asset value.

Section 8. Ownership of and Access to Trust Records.
           -----------------------------------------

(a) It is agreed that the Accounts and Records maintained by the Company for the Trust are the property of the Trust, and shall be made available to the Trust promptly upon request and shall be for the periods prescribed in Rule 31(a)-2 under the Act.

(b) The Company shall assist the Trust's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Trust's Accounts and Records.

(c) If the Company receives any request or order of a court or regulatory body of competent jurisdiction, seeking access to the books and records of the Trust in the possession of the Company, the Company shall seek to notify the Trust of such request or order to the extent it may lawfully do so. The Company shall not be required to oppose or defend against any such request or order. In connection with any such request or order the Company may consult with counsel (whether its counsel or counsel for the Trust) regarding same, and shall be reimbursed by the Trust for any costs incurred thereby.

(d) The Company shall be reimbursed for all expenses and employee time required to assist with any review of the Trust's Accounts and Records outside of routine and normal periodic reviews and audits. Upon receipt from the Trust, or its agents, of the necessary information, the Company shall supply data to the Trust's accountants to allow them to complete any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and the Company shall agree upon from time to time.

Section 9. Procedures and Compliance.
           --------------------------

     The Company and the Trust may from time to time adopt such procedures as they agree upon in writing, and the Company may conclusively assume that any procedure approved or directed by the Trust does not conflict with or violate any requirements of its Prospectus, Certificate of Trust, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Trust shall be responsible for notifying the Company of any changes in regulations or rules which might necessitate changes in the Company's procedures, and for working out such changes with the Company.

Section 10. Indemnification.
            ----------------

(a) The Company, its directors, officers, employees, shareholders and agents shall not be liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except losses resulting from willful malfeasance, bad faith, or gross negligence on the part of the Company, or gross neglect by the Company in the performance of its obligations and duties under this Agreement.

(b) Any person, even though also a director, officer, employee, shareholder or agent of the Company, who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Company's duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, shareholder or agent of, or one under the control or direction of the Company even though paid by it.

(c) Notwithstanding any other provision of this Agreement, the Trust shall indemnify and hold harmless the Company, its directors, officers, employees, shareholders and agents from and against any and all claims, demands, expenses and liabilities (whether with or without basis in fact or law) of any and every nature which the Company may sustain or incur, or which may be asserted against the Company by any person by reason of, or as a result of: (i) any action taken or omitted to be taken by the Company in good faith hereunder; (ii) in reliance upon any certificate, instrument, order or stock certificate or other document reasonably believed by it to be genuine and to be signed, countersigned or executed by any duly authorized person, upon the Oral instructions or Written Instructions of an authorized person of the Trust or upon the opinion of legal counsel for the Trust or its own counsel; or (iii) any action taken or omitted to be taken by the Company in connection with its appointment in good faith in reliance upon any law, fact, regulation or interpretation of the same even though the same may thereafter have been altered, changed, amended or repealed. However, indemnification under this subparagraph shall not apply to actions or omissions of the Company or its directors, officers, employees, shareholders or agents in cases of its or their own negligence, willful misconduct, bad faith, or reckless disregard of its or their own duties hereunder.

(d) The Company shall give written notice to the Trust within ten (10) business days of receipt by the Company of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification. However, the failure to notify the Trust of such written assertion or claim shall not operate in any manner whatsoever to relieve the Trust of any liability arising from this Section or otherwise.

(e) In connection with any legal proceeding giving rise to a request for indemnification by the Company pursuant to this provision, the Trust shall be entitled to defend or prosecute any claim in the name of the Company at its own expense and through counsel of its own choosing if it gives written notice to the Company within ten (10) business days of receiving notice of such claim. Notwithstanding the foregoing, the Company may participate in the litigation at its own expense through counsel of its choosing. If the Trust does choose to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish such records and other information as are reasonably necessary for such purpose.

(f) The Trust shall not settle any claim without the Company's express written consent, which consent shall not be unreasonably withheld. The Company shall not settle any claim without the Trust's express written consent, which consent shall not be unreasonably withheld.

Section 11. Foreign currencies.
            -------------------

     All financial data provided to, processed by, and reported by the Company under this Agreement shall be stated in United States dollars or currency. The Company shall have no obligation to convert to, equate, or deal in foreign currencies or values, and expressly assumes no liability for any currency conversion or equation computations relating to the affairs of the Trust.

Section 12. Compensation of the Company.
            ----------------------------

     The Trust agrees to pay the Company compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such Schedule approved by the Trust and Company from time to time. The Trust hereby instructs its Custodian Bank to debit the Trust's custody account for invoices which are rendered by the Company for the services performed for the accounting agent function, and to make payment on such invoices in accordance with normal practices. Invoices for services supplied or costs incurred by the Company will be sent to the Trust on or about the first business day of each month, and payment thereon shall be made within ten (10) days thereafter. The Trust agrees that the compensation payable hereunder is predicated on the Basic Assumptions, and agrees that any incremental work required to be provided by the Company due to deviation from the Basic Assumptions by the Trust or its agents shall be payable to, or on behalf of, the Company by the Trust.

Section 13. Holidays.

     Nothing contained in this Agreement is intended to or shall require the Company, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which the Custodian or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the New York Stock Exchange and the Custodian are open. Not withstanding the foregoing, the Company shall compute the net asset value of the Trust on each day required pursuant to Rule 22c-1 promulgated under the Act.

Section 14. Counterparts.

     This Agreement may be executed in two or more counterparts, each of which, when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.



Section 15.Definitions.

     For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

(a)  Oral   Instructions:   The  term  Oral  Instructions   shall  mean  an
authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Company in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons believed in good faith by the Company to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give Oral Instructions on behalf of the Trust.

(b) Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data or information of any kind transmitted to the Company bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such a signature believed in good faith by the Company to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to given Written Instructions on behalf of the Trust.

(c) The  Trust  shall  file  with  the  Company  a  certified  copy of each
resolution   of  its  Board  of  Trustees   authorizing   execution  of  Written
Instructions or the transmittal of Oral Instructions as provided above.

Section 16.Termination.

(a) Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this Agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

(b) Prior to the Termination Date, the Company shall provide to the Trust an estimate of any anticipated fees, charges or expenses additional to the normal fees, charges and expenses which would be payable under this Agreement for the period from that time until the Termination Date, and the Company may require a deposit on account of such estimate to be paid by the Trust.

(c) Upon the Termination Date, subject to payment to the Company by the Trust of all amounts due to the Company as of said date, the Company shall make available to the Trust or its designated record-keeping successor, all of the records of the Trust maintained under this Agreement which are then in the Company's possession.

Section 17.Notice.

     Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

If to the Trust:
Satuit Capital Management Trust
146 Front Street, Suite 204
Mill Wharf Plaza
Scituate,  Massachusetts 02066
Attention:  Robert J. Sullivan

If to the Company:
Commonwealth Fund Accounting, Inc.
1500 Forest Avenue, Suite 111
Richmond, Virginia   23229
Attention:  W. R. Carmichael, Jr.

Section 18. Amendments to be in Writing.
            ----------------------------

     This Agreement may be amended from time to time by a writing executed by the Trust and the Company. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

Section 19. Controlling law.
            ----------------

     This Agreement shall be governed by the laws of the Commonwealth of Virginia.

Section 20. Entire Agreement.
            -----------------

     This Agreement sets forth the entire understanding of the parties with respect to the provisions contemplated hereby, and supersedes any and all prior agreements, arrangements and understandings relating to such services.

Section 21. Separability of Provisions.
            ---------------------------

     Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction.


     IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their duly authorized officers and their corporate seals hereunto duly affixed and attested, as of the day and year first above written.



                            SATUIT CAPITAL MANAGEMENT TRUST



                            By:/s/ Robert J. Sullivan
                               ----------------------
                            NAME:   Robert J. Sullivan
                            TITLE:  President and Chairman of the Board


                            COMMONWEALTH FUND ACCOUNTING, INC.



                            By:/s/ W. R. Carmichael, Jr.
                               -------------------------
                            NAME:  W. R. Carmichael, Jr.
                            TITLE: President

                                   SCHEDULE A


                        COMMONWEALTH FUNDACCOUNTING, INC.

                            ACCOUNTING SERVICES FEES



     1. Domestic and ADR Securities Annual Basic Fee per portfolio (1/12 payable monthly)

     5 Basis Points of Daily net assets on the first $100 million of net assets 3 Basis Points of Daily net assets on the next $100 million of net assets 2 Basis Points of Daily net assets over $200 million of net assets
     Minimum of $12,000 per year


     2. Should the Trust's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 will be charged per trade after each portfolio reaches $25 million.

                             SCHEDULE B

                    ACCOUNTING SERVICES AGREEMENT
                  COMMONWEALTH FUNDACCOUNTING, INC.

                          BASIC ASSUMPTIONS

     1. The Trust will complete all necessary prospectus and compliance reports, as well as monitoring the various limitations and restrictions.

     2. Daily Transfer Agent information will be supplied to the Company in the required format, and within the necessary time constraints(i.e., by 11:00 a.m. EST on trade date plus one)

     3. The Transfer Agent is responsible for reconciliation of Trust share balances between the Transfer Agent reports and the Accounting share reports.

     4. The Company will supply the Transfer Agent with daily NAV's for each portfolio by 6:00 p.m. EST

     5. The Trust's security trading activity will remain on average less than 100 trades per month, per portfolio.

     6. The Company can, upon request, supply daily Portfolio Valuation Reports to the Trust's investment adviser identifying current security positions, original/amortized cost, security market values and changes in unrealized appreciation and/or depreciation.

     It will be the responsibility of the Trust's investment adviser to review these reports upon receipt and to promptly notify the Company of any possible "problems", incorrect security prices or capital change information that could result in an incorrect Trust NAV.

     7. Specific deadlines and complete information will be identified for all security trades in order to minimize any settlement problems or NAV errors.

     Details of non-money market trades will be called or faxed to the Company on trade date plus one, no later than 11:00 a.m. Trade Authorization Forms, with the appropriate officer signature, should be faxed to the Company on all security trades placed by the Trust as soon as available but no later trade date for money market instruments, and trade plus one for non-money market securities.

     There is no assurance that security trades called in after the above stated deadline can be included in that day's work.

     8. Should the Trust participate in Security Lending additional, fees may apply.

     9. Trust management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to the Company any adjustment needed.

                                                               EXHIBIT 23 (h)(5)

                          EXPENSE LIMITATION AGREEMENT

                         SATUIT CAPITAL MANAGEMENT TRUST


     This EXPENSE LIMITATIONAGREEMENT, effective as of November 1, 2001 is by and between Satuit Capital Management, LLC. (the "Advisor") and Satuit Capital Management Trust (the "Trust"), on behalf of the Satuit Capital Micro Cap Fund series of the Trust (the `Portfolio").

     WHEREAS the Trust is organized under the Delaware Business Trust Law, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management company of the series type (each Portfolio being a series of the Trust); and

     WHEREAS the Trust and the Advisor have entered into an investment Advisory Agreement, as amended ("Advisory Agreement"), pursuant to which the Advisor provides investment advisory services to each Portfolio for compensation based on the value of the average daily net assets of each Portfolio; and

     WHEREAS the Trust and the Advisor have determined that it is appropriate and in the best interests of each Portfolio and its shareholders to maintain the expenses of each Portfolio at a level below the level to which a Portfolio might otherwise be subject;

     NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1.    Expense Limitation

     1.1 Operating Expense Limit. The maximum Operating Expense Limit in any year with respect to each Portfolio is 2.80% of the average daily net asset of the Portfolio.

     1.2 Applicable Expense Limit. To the extent that the aggregate expenses incurred by a Portfolio in any fiscal year (referred to as "Portfolio Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Advisor. Portfolio Operating Expenses may include, but are not limited to, investment advisory fees of the Advisor. Portfolio Operating expenses do not include interest. taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Portfolio's business.

     1.3 Method of Computation. To determine the Advisor's liability with respect to the Excess Amount, each month the Portfolio Operating Expenses for the Portfolio will be annualized as of the last day of the month. If the annualized Portfolio Operating expenses of the Portfolio exceed the Operating
Expense Limit of the Portfolio for the month, the Advisor will remit to the appropriate Portfolio an amount sufficient to reduce the annualized Portfolio Operating Expenses Limit.

     1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the investment advisory fees waived or reduced by the Advisor, as well as other payments remitted by the Advisor to the Portfolio with respect to adjustments made to the Portfolio Operating Expenses for the previous fiscal year, shall equal the Excess Amount.

2.    Reimbursement of Fee Waivers and Expense Reimbursements

     2.1 Reimbursement. If during any quarter in which the Advisory Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of a Portfolio for the quarter are less than the Operating Expense Limit for that quarter, the Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Portfolio pursuant to Section 1 of this Agreement. The total amount of reimbursement recoverable by the Advisor (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Advisor to the Portfolio during any of the previous three (3) years, pursuant to Section l of this Agreement, less any reimbursement previously paid by the Portfolio to the Advisor with respect to any waivers, reductions, and payments made with respect to the Portfolio, provided, that the amount payable to the Adviser pursuant to this Section 2.1 is limited to not more than the difference between the Operating Expense Limit for the quarter and the actual Portfolio Operating Expenses for that quarter. The Reimbursement Amount shall not include fees waived and expenses reimbursed prior to the date of this Agreement. In addition the Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

     2.2 Board Approval. No Reimbursement Amount will be paid to the Advisor in any fiscal quarter unless the Trust's Board of Directors has determined that a reimbursement is in the best interest of the Portfolio and its shareholders. The Trust's Board of Directors will determine quarterly in advance whether any Reimbursement Amount may be paid to the Advisor during the quarter.

3.    Term and Termination of Agreement.
      ----------------------------------

     This Agreement will continue in effect until October 31, 2002 and from year to year thereafter provided that each continuance is specifically approved by a majority of the Directors of the Trust are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Independent Directors"). Nevertheless, this Agreement may be terminated by either party to the Agreement, without payment of any penalty, upon ninety (90) days prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Directors of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

4.    Miscellaneous.
      --------------

     4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

     4.2 Interpretation. Nothing in this Agreement requires the Trust or the Portfolio to take any action contrary to the Trust's Articles of Incorporation, Bylaws, or any applicable statutory or regulatory requirement to which the Trust or Portfolios are subject, nor does this Agreement relieve or deprive the Trust's Board of Directors of its responsibility for and control of the conduct of the affairs of the Trust or the Portfolios.

     4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to, the 1940 Act and the Advisory Agreement between the parties.

     IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.


                          SATUIT CAPITAL MANAGEMENT LLC



                          By: /s/ Robert Sullivan
                               -------------------
                                 Robert Sullivan


                          SATUIT CAPITAL MANAGEMENT TRUST



                          By: /s/ Robert Sullivan
                              --------------------
                                 Robert Sullivan

                                                                EXHIBIT 23(j)(1)












                              CONSENT OF COUNSEL



                       CONSENT OF SPITZER & FELDMAN P.C.





           We hereby consent to the use of our name and to the reference to our firm included in or made a part of this Post-Effective Amendment No. 1 to the Registration Statement for Satuit Capital Management Trust (SEC File No. 811-10103) on Form N-1/A under the Securities Act of 1933, as amended.




                                    Spitzer & Feldman P.C.



                                    By: /s/ Spitzer & Feldman P.C.


   New York, New York
   February 28, 2002

                                                                EXHIBIT 23(j)(2)










                   CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


     As independent public accountants, we hereby consent to the use in this Post-effective Amendment No. 1 to the Registration Statement for Satuit Capital Management Trust (SEC File No. 811-10103) of all references to our firm included in or made a part of this Amendment.




   McCurdy & Associates CPA's, Inc.



   /s/ McCurdy and Associates, CPA's, Inc.
   Westlake, Ohio
   February 22, 2002

                                                                   EXHIBIT 23(l)



                               SUBSCRIPTION LETTER





                                    November 21, 2000



Board of Trustees of
Satuit Capital Management Trust
c/o American Data Services, Inc.
The Hauppauge Corporate Center
150 Motor Parkway
Hauppauge, New York 11788

Gentlemen:

     Robert J. Sullivan IRA ("Sullivan") hereby subscribes for ten thousand (10,000) shares of beneficial interest of Satuit Capital Micro Cap Fund (a "Trust"), a series of Satuit Capital Management Trust, a Delaware business trust, at $10.00 per share, for an aggregate purchase price of $100,000.00. Sullivan's payment in full is confirmed.

     Sullivan hereby represents and agrees that Sullivan is purchasing these shares of common stock for investment purposes, for its own account and risk and not with a view to any sale, division or other distribution thereof within the meaning of the Securities Act of 1933 as amended, nor with any present intention of distributing or selling such shares. Very truly yours,




                             /s/ Robert J. Sullivan
                             ----------------------
                               Robert J. Sullivan,
                               on behalf of Robert J. Sullivan IRA


Confirmed and Accepted:

SATUIT CAPITAL MANAGEMENT TRUST
on behalf of its series:
Satuit Capital Micro Cap Fund


By:______________________________________
Name:
Title:  Treasurer

                                                                EXHIBIT 23(p)(1)



                                 CODE OF ETHICS




                         SATUIT CAPITAL MANAGEMENT TRUST
                         SATUIT CAPITAL MANAGEMENT, LLC


1.    Statement of General Principles

     This Code of Ethics (the "Code") expresses the policy and procedures of Satuit Capital Management, LLC, its affiliates and subsidiaries (the "Adviser") and Satuit Capital Management Trust (the "Fund"), and is enforced to ensure that no one is taking advantage of his or her position, or even giving the appearance of placing his or her own interests above those of the Fund. Investment company personnel must at all levels act as fiduciaries, and as such must place the interests of the shareholders of the Fund before their own. Thus, we ask that when contemplating any personal transaction you ask yourself what you would expect or demand if you were a shareholder of the Fund.

     This Code is adopted pursuant to Rule 17j-1 (the "Rule") of the Investment Company Act of 1940 (the "1940 Act") which makes it unlawful for any affiliated person of the Fund, or any affiliated person of the Adviser, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired (as defined below) by the Fund:

           (i) to employ any device, scheme or artifice to defraud the Fund;

           (ii) to make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading;

           (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or

           (iv) to engage in any manipulative practice with respect to the Fund.

     In compliance with paragraph (c)(1) of the Rule, this Code has been adopted and approved by the Board of Trustees of the Fund, including by a majority of the Trustees who are not "interested persons", for the purpose of implementing policies and procedures reasonably necessary to prevent Access Persons (as defined below) of the Fund or the Adviser from engaging in any conduct prohibited by the Rule. We ask that all personnel follow not only the letter of this Code but also abide by the spirit of this Code and the principles articulated herein.

2.    Definitions

     "Access Person" means (i) any trustee, director, officer, general partner or Advisory Person (as defined below) of the Fund or the Adviser, or (ii) any trustee, director, officer or general partner of a principal underwriter of the Fund who, in the ordinary course of his or her business, makes, participates in or obtains information regarding the purchase or sale of Covered Securities (as defined below) by the Fund for which the principal underwriter so acts or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the Fund regarding the purchase or sale of Covered Securities or (iii) notwithstanding the provisions of clause (i) above with respect to the Adviser, where the Adviser is primarily engaged in a business or businesses other than advising registered investment companies or other Advisory clients, any director, officer or Advisory Person of the Adviser who, with respect to the Fund, makes any recommendation or participates in the determination of which recommendation shall be made, or whose principal function or duties relate to the determination of which recommendation shall be made to the Fund or who, in connection with his or her duties, obtains any information concerning Covered Securities recommendations being made by the Adviser.

      "Advisory Person" means

     (i) any employee of the Fund or the Adviser (or of any company in a control relationship to the Fund or the Adviser), who, in connection with his or her regular functions or duties, makes, participates in or obtains information regarding the purchase or sale of Covered
          Securities   by  the   Fund  or   whose   functions   relate   to  any
          recommendations with respect to such purchases or sales and any natural person in a control relationship with the Fund or the Adviser who obtains information regarding the purchase or sale of Covered Securities;

     (ii) any natural person who controls the Fund or the Adviser and who obtains information (other than publicly available information) concerning recommendations made to the Fund with regard to the purchase or sale of Covered Securities.

     "Access Persons" and "Advisory  Persons"  shall not include any  individual
     who  is  required  to  and  does  file  quarterly   reports  with  any
     administrator or the principal underwriter of the Fund substantially in conformity with Rule 17j-1 of the 1940 Act or Rule 204-2 of the Investment Advisers Act of 1940, provided however, that the legal compliance officer or president of any administrator or principal underwriter shall (i) file an annual certification with the Trustees stating that such entity has adopted or approved the continuation of its code of ethics, substantially in the form that was provided to the Trustees; and (ii) notify the Legal Compliance Officer (as defined below) of any violation of such entity's code of ethics upon actual knowledge by such compliance officer that a violation had occurred.
     The Legal Compliance Officer shall report any such violations to the Trustees in accordance with the provisions of this Code as if the report of the violation(s) had been made under this Code.

      "Affiliated Persons" or "Affiliate" means

     (i) any employee or Access Person, and any member of the immediate family (defined as spouse, child mother, father, brother, sister-in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

     (ii) any account for which any of the persons described in D(i) hereof is a custodian, director, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice;

     (iii)any partnership, corporation, joint venture, trust or other entity in which any employee of the Fund or Access Person of the Fund directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

     A security is "being considered for purchase or sale" or is "being purchased or sold" when a recommendation to purchase or sell the security has been made and communicated to the Trading Desk, which includes when the Fund has a pending "buy" or "sell" order with respect to a security, and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     The term "beneficial ownership" shall be defined in and interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder which, generally speaking, encompasses those situations where the beneficial owner has the right to enjoy some economic benefit from the ownership of a Covered Security regardless of the identity of the registered owner. This would include:

     (i) Covered Securities which a person holds for his or her own benefit either in bearer form, registered in his or her name or otherwise, regardless of whether the securities are owned individually or jointly;

     (ii) Covered Securities held in the name of a member of his or her immediately family (spouse or minor child) sharing the same household;

     (iii)Covered  Securities  held  by  a  trustee,  executor,   administrator,
          custodian or broker;

     (iv) Covered Securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

     (v) Covered Securities held by a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director, trustee or 10% stockholder or by a corporation which can be regarded as a personal holding company of a person;

     (vi) Covered Securities recently purchased by a person and awaiting transfer into his or her name;

     (vii)Covered Securities held by any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership or which ; and

     (viii) Covered Securities held by such person's spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself or herself at once or at some future time.

     A beneficial owner of a security also includes any person who directly or indirectly, through contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or includes the power to dispose, or to direct disposition of such security.

     "Control" shall have the same meaning as set forth in Section 2(a)(9) of the 1940 Act.

     "Covered Security" means a security as defined in section 2(a)(36) of the 1940 Act, and shall include any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit of a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call straddle, option, or privilege on any security (including a certificate of deposit) or any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option or privilege entered into in a national securities exchange relating to a foreign currency, or, in general, any interest or instrument commonly known as a "security", or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing, except, however, that it shall not include:

     (i)  Direct obligations of the Government of the United States;

     (ii) Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

     (iii)Shares issued by open-end funds.

     "Disinterested Trustee" of the Fund shall mean a trustee thereof who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

     "Initial Public Offering" ("IPO") means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

      "Investment Personnel" means:

     (i) any employee of the Fund or the Adviser (or of any company in a control relationship to the Fund or Adviser) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Fund.

     (ii) any natural person who controls the Fund or the Adviser and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

     "Legal Compliance Officer" means Giovanni Urena or her successor appointed by the Board of Trustees.

     "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or section 4(6) or pursuant to rule 504, rule 505, or rule 506 under the Securities Act of 1933

     "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

     "Security held or to be acquired" means:

     (i)  any Covered Security which, within the most recent 15 days:

                (A) is or has been held by the Fund; or

                (B) is being or has been considered by the Fund or the Adviser for purchase by the Fund; and

     (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in paragraph (i) of this definition.

     The term "security" shall have the meaning set forth in Section 2(a)(36) of the 1940 Act and shall include any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit of a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call straddle, option, or privilege on any security (including a certificate of deposit) or any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option or privilege entered into in a national securities exchange relating to a foreign currency, or, in general, any interest or instrument commonly known as a "security", or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing.

3.    Prohibited Transactions

     The prohibitions described below will only apply to a transaction in a Covered Security in which the designated person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership.

      A.   Blackout Trading Periods - Access Persons

     No Access Person or Affiliate shall purchase or sell, directly or indirectly, any Covered Security in which he has or by reason of such transaction acquires, any direct or indirect beneficial ownership and which at the time of such purchase or sale is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund before the expiration of five business days during which the Fund is considering the purchase or sale or has a pending buy or sell order in that same Covered Security until that order is executed or withdrawn. Any profits realized on trades within the proscribed periods are required to be disgorged to the Fund. A pending buy or sell order exists when a decision to purchase or sell a Covered Security has been made and communicated to the Legal Compliance Officer.

      B.   Blackout Trading Periods - Investment Personnel

     No Investment Personnel or Affiliate shall engage in a purchase or sale, directly or indirectly, of a Covered Security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership within seven (7) calendar days before and after the Fund trades in that Covered Security. Any profits realized on trades within the proscribed periods are required to be disgorged to the Fund.

      C.   Ban on Short-Term Trading Profits

     No Access Person or Affiliate may profit in the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities within 60 calendar days if such Covered Securities are held by the Fund. Any profits realized on such short-term trades are required to be disgorged to the Fund. The Legal Compliance Officer may permit exceptions to this prohibition in writing on a case by case basis when no abuse is involved and the circumstances of the subject trade supports an exemption.

      D.   Ban on Securities Purchases of an Initial Public Offering
           ----------------------------------------------------------

     Investment Personnel may not acquire, directly or indirectly, any beneficial ownership in any securities in an initial public offering without prior approval in writing from the Legal Compliance Officer or other person designated by the Board of Trustees. Furthermore, should written consent of the Fund be given, Access Persons are required to disclose such investment when participating in the Fund's subsequent consideration of an investment in such issuer. In such circumstances, the Fund's decision to purchase securities of the issuer should be subject to an independent review by Investment Personnel of the Fund with no personal interest in the issuer.

      E.   Securities Offered in a Limited Offering

     Investment Personnel may not acquire, directly or indirectly, any beneficial ownership in any securities in a limited offering without the prior written consent of the Fund's Legal Compliance Officer. Furthermore, should written consent of the Fund be given, Investment Personnel are required to disclose such investment when participating in the Fund's subsequent consideration of an investment in such issuer. In such circumstances, the Fund's decision to purchase securities of the issuer should be subject to an independent review by Investment Personnel of the Fund with no personal interest in the issuer.

4.    Exempted Transactions

     A. Subject to compliance  with  preclearance  procedures in accordance with
Section 5 below, the prohibitions of Sections 3A, 3B and 3C of this Code shall not apply to:

     (i) Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or control, or in any account of the Access Person which is managed on a discretionary basis by a person other than such Access Person and with respect to which such Access Person does not in fact influence or control such transactions;

     (ii) Purchases or sales of securities which are not eligible for purchase or sale by the Fund;

     (iii)Purchases or sales which are nonvolitional on the part of either the Access Person or the Fund.

     (iv) Purchases which are part of an automatic dividend reinvestment plan;

     (v) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired;

     (v) Any equity securities transaction, or series of related transactions, involving 500 shares or less in the aggregate, if (i) the Access Person has no prior knowledge of transactions in such security by the Fund and (ii) if the issuer has a market capitalization (outstanding shares multiplied by the current price per share) greater than $1 billion;

     (vii)Any fixed income securities transaction involving $10,000 principal amount or less, if the Access Person has no prior knowledge of transactions in such securities by the Fund; and

     (viii) All other transactions contemplated by Access Persons of the Fund which receive the prior approval of the Legal Compliance Officer in accordance with the preclearance procedures described in Section 5 below. Purchases or sales of specific securities may receive the prior approval of the Legal Compliance Officer because the Legal Compliance Officer has determined that no abuse is involved and that such purchases and sales would be very unlikely to have any economic impact on the Fund or on the Fund's ability to purchase or sell such securities.

     B. Notwithstanding Section 4A(ix), the prohibition in Section 3A shall not apply to Disinterested Trustees, unless a Disinterested Trustee, at the time of a transaction, knew or, in the ordinary course of fulfilling his or her official duties as a Trustee of the Fund, should have known that the Fund had a pending buy or sell order in that same security, which order had not yet been executed or withdrawn.

     C. A transaction by Access Persons (other than Investment Personnel) inadvertently effected during the period proscribed in Section 3A will not be considered a violation of the Code and disgorgement will not be required so long as the transaction was effected in accordance with the preclearance procedures described in Section 5 and without prior knowledge of any Fund trading.

     D. Notwithstanding Section 4A(ix), the prohibition in Section 3C shall not apply to profits earned from transactions in securities which securities are not the same (or equivalent) to those owned, shorted or in any way traded by the Fund during the 60-day period; provided, however, that if the Legal Compliance Officer determines that a review of the Access Person's reported personal securities transactions indicates an abusive pattern of short-term trading, the Legal Compliance Officer may prohibit such Access Person from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days whether or not such security is the same (or equivalent) to that owned, shorted or in any way traded by the Fund.

5.    Preclearance

     All Access Persons (other than Disinterested Trustees) must preclear with and receive prior approval from the Legal Compliance Officer before purchasing or selling any Covered Security. Such requests shall be made by submitting a Personal Investment Request Form. All approved orders must be executed by the close of business on the day preclearance is granted. If any order is not timely executed, a request for preclearance must be resubmitted.

     Disinterested Trustees need not preclear their personal investments in Covered Security unless a Disinterested Trustee knows, or in the course of fulfilling his or her official duties as a Disinterested Trustee should know, that, within the most recent 15 days, the Fund has purchased or sold, or considered for purchase or sale, such Covered Security or is proposing to purchase or sell, directly or indirectly, any Covered Security in which the Disinterested Trustee has, or by reason of such transaction would acquire, any direct or indirect beneficial ownership.

6.    Reporting

     A. (1). No later than 10 days after becoming an Access Person of the Fund or the Adviser, and thereafter on an annual basis as of December 31 of each year, Access Persons (other than Disinterested Trustees) will disclose:

     (i) the title, number of shares and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership at the time such person became an Access Person;

     (ii) the name of any broker-dealer or bank with whom the Access Person maintains an account in which any securities were held for the direct or indirect benefit of the Access Person; and

     (iii) the date that the such report is submitted by the Access Person.

     (2) On an annual basis Access Persons (other than Disinterested Trustees) will be sent a copy of the Fund's statement of such Access Person's personal securities accounts to verify its accuracy and make any necessary additions or deletions. The report submitted to the Legal Compliance Officer may contain a statement that the report shall not be construed as an admission by the Access Person making such report that he or she has any direct or indirect beneficial ownership in the security to which the report relates.

     B. (1). All Access Persons (other than Disinterested Trustees) shall report to the Legal Compliance Officer no later than 10 days after the end of each calendar quarter (including those calendar quarters in which no securities transactions were effected) with respect to (A) any transaction during the quarter in any Covered Security in which such Access Person has, or by reason of such transaction acquires, any direct or beneficial ownership in the Covered
Security:

     (i) the date of the transaction, title, interest rate and maturity rate (if applicable), the number of shares, and the principal amount of each Covered Security involved;

     (ii) the nature of the transaction (i.e. purchase, sale, or any other type of acquisition or disposition);

     (iii)the price of the Covered Security at which the transaction was effected;

     (iv) the nature of the broker, dealer or bank with or through which the transaction was effected; and

     (v)  the date that the report is submitted by the Access Person;

     and (B) with respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

     (i) the name of each broker, dealer or bank with whom the Access Person established the account;

     (ii) the date the account was established; and

     (iii)the date that the report is submitted by the Access Person, provided however, that an Access Person shall not be required to make a report under Sections 6A or 6B hereof with respect to any transaction effected for any account over which such Access Person has no direct control or indirect influence or control.

     C. Whenever an Access Person recommends that the Fund purchase or sell a Covered Security, he or she shall disclose whether he or she presently owns such security, or whether he or she is considering its purchase or sale.

     D. All Disinterested Trustees shall report to the Fund's Legal Compliance Officer, no later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected, the information required in Sections 6A and 6B hereof with respect to any transaction involving a Covered Security in which such Disinterested Trustee has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in such Covered Security and that such Disinterested Trustee knew, or in the course of fulfilling his or her official duties as a Trustee should have known, during the 15-day period immediately preceding or after the date of the transaction by the Disinterested Trustee, to have been purchased or sold by the Fund or considered for purchase or sale by the Fund. With respect to those transactions executed through a broker, a Disinterested Trustee of the Fund may fulfill this requirement by directing the broker(s) to transmit to the Legal Compliance Officer a duplicate of broker trade confirmations of such transactions, and copies of the statements of such brokerage accounts, whether existing currently or to be established in the future if all the information required under Sections 6A and 6B is contained within such broker trade confirmations and statements of accounts. The transaction reports and/or duplicates should be addressed "Personal and Confidential." Transactions effected for any account over which a Disinterested Trustee does not have any direct or indirect influence or control, or which is managed on a discretionary basis by a person other than the Disinterested Trustee and with respect to which such Disinterested Trustee does not in fact influence or control such transactions, need not be reported. Further, transactions in securities which are not eligible for purchase or sale by the Fund of which such person is a Disinterested Trustee need not be reported.

     E. All personal matters discussed with the Legal Compliance Officer and all confirmations, account statements and personal investment reports shall be kept in confidence, but will be available for inspection by the Boards of Trustees of the Fund and the Adviser for which such person is an Access Person, and by the appropriate regulatory agencies.

     F. All reports  submitted to the Legal Compliance  Officer pursuant to this
Section 6 may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect beneficial ownership in the security to which the report relates.

7.    Annual Certification

     On an annual basis, Access Persons will be sent a copy of this Code for their review. Access Persons will be asked to certify that they have read and understand this Code and recognize that they are subject hereto. Access Persons will be further asked to certify annually that they have complied with the requirements of this Code and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to this Code.

8.    Confidential Status of the Fund's Portfolio

           The current portfolio positions of the Fund managed, advised and/or administered by the Adviser and current portfolio transactions, programs and analyses must be kept confidential.

           If nonpublic information regarding the Fund's portfolio should become known to any Access Person, whether in the line of duty or otherwise, he or she should not reveal it to anyone unless it is properly part of his or her work to do so.

           If anyone is asked about the Fund's portfolio or whether a security has been sold or bought, his or her reply should be that this is an improper question and that this answer does not mean that the Fund has bought, sold or retained the particular security. Reference, however, may, of course, be made to the latest published report of the Fund's portfolio.

9.    Nonpublic Material Information

     From time to time the Adviser has circulated and discussed with Access Persons the latest administrative and judicial decisions regarding the absolute prohibition against the use of nonpublic material information, also known as "inside information." In view of the many forms in which the subject can arise, the Adviser must reiterate that a careful and conservative approach must prevail and no action should be taken where "inside information" may be involved without a thorough review by the Legal Compliance Officer.

     Material inside information is any information about a company or the market for the company's securities which has come directly or indirectly from the company and which has not been disclosed generally to the marketplace, the dissemination of which is likely to affect the market price of any of the company's securities or is likely to be considered important by reasonable investors, including reasonable speculative investors, in determining whether to trade in such securities.

     Information should be presumed "material" if it relates to such matters as dividend increases or decreases, earnings estimates, changes in previously released earnings estimates, significant expansion or curtailment of operations, a significant increase or decline of orders, significant merger or acquisition proposals or agreements, significant new products or discoveries, extraordinary borrowing, major litigation, liquidity problems, extraordinary management developments, purchase or sale of substantial assets, etc.

     "Inside information" is information that has not been publicly disclosed. Information received about a company under circumstances which indicate that it is not yet in general circulation and that such information may be attributable, directly or indirectly, to the company (or its insiders) should be deemed to be inside information.

     Whenever an Access Person receives material information about a company which he or she knows or has reason to believe is directly or indirectly attributable to such company (or its insiders), the Access Person must determine that the information is public before trading or recommending trading on the basis of such information or before divulging such information to any person who is not an employee of the Adviser or a party to the transaction. As a rule, one should be able to point to some fact to show that the information is generally available; for example, its announcement on the broad tape or by Reuters, The Wall Street Journal or trade publications. If the Access Person has any question at all as to whether the information is material or whether it is inside and not public, he or she must resolve the question or questions before trading, recommending trading or divulging the information. If any doubt at all remains, the Access Person must consult with the Legal Compliance Officer.

10.   Gifts - Investment Personnel

     Investment Personnel shall not receive any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. For purposes of this Code, "more than de minimis value" shall mean any gift in excess of a value of $100 per year.

11.   Services as a Trustee in a Publicly Traded Company
      --------------------------------------------------

     Access Persons shall not serve on the boards of directors of publicly traded companies, absent prior authorization by the Fund's Board of Trustees, based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. When such authorization is provided, the Investment Personnel serving as a director will be isolated from making investment decisions with respect to the pertinent company through "Chinese Wall" or other procedures.

12.   Compliance Review

     A. The Legal Compliance Officer will maintain a list of all Access Persons, will provide each Access Person with a copy of this Code upon request, and will notify each Access Person in writing that such person is an Access Person. Once a person has been so identified, he or she shall continue to be an Access Person until otherwise notified in writing by the Legal Compliance Officer, provided however, if such person is an Access Person solely because he or she is a Trustee, such person shall cease to be an Access Person at the time such person ceases to be a Trustee.

     B. The Legal Compliance Officer or his designate shall review all personal holdings reports submitted by each Access Person, including confirmations of personal securities transactions, to ensure that no trading has taken place in violation of Rule 17j-1 or the Code. In addition, the Legal Compliance Officer shall compare the reported personal securities transactions with completed and contemplated portfolio transactions of the Fund to determine whether a violation of this Code may have occurred. Before making any determination that a violation has been committed by any person, the Legal Compliance Officer shall give such person an opportunity to supply additional information regarding the transaction in question. The Legal Compliance Officer shall maintain a list of personnel responsible for reviewing transaction and personal holdings reports.

13.   Sanctions

     Any violation of this Code shall be reported on a quarterly basis to the Board of Trustees of the Fund or the Adviser, as the case may be, in accordance with Section 14 of the Code. The Board of Trustees of the Fund or the Adviser, as the case may be, may impose such sanctions as it deems appropriate, including inter alia, a letter of censure or suspension or termination of employment of the Access Person or a request for disgorgement of any profits received from a securities transaction done in violation of this Code.

14.   Board of Trustees Annual Review

     Annually, the Fund's Board of Trustees shall receive a written report containing the following:

     A. a copy of the existing Code of Ethics from the Legal Compliance
Officer;

     A. a report completed by the Legal Compliance Officer identifying any issues arising under the Code, including any material violations of the Code during the past year and sanctions imposed in response to such material violations of the Code;

     B.   A list of  recommendations,  if any,  to change the  existing  Code of
          Ethics  based  upon  experience,   evolving   industry   practices  or
          developments in applicable laws or regulations.

15.   Fund Board of Trustees Annual Approval

     Annually, the Board of Trustees, including a majority of the Disinterested Trustees of the Board, shall approve this Code and any material changes to the Code. The Board of Trustees shall approve any material change to this Code no later than 6 months after the adoption of the material change, provided however, that before approving this Code or any amendment to this Code the Board shall have received a certification from the Fund and Adviser that the Fund and the Adviser have adopted procedures reasonably necessary to prevent Access Persons of the Fund or the Adviser from violating the Code.

16.   Principal Underwriter

     At least annually, each principal underwriter of the Fund must submit a copy of their Code of Ethics to the Legal Compliance Officer, provided however, that such copy shall not be required to be submitted, if the principal underwriter is an Affiliate of the Fund or the Adviser or if any officer, director, or general partner of the principal underwriter serves as an officer, director or general partner of the Fund or the Adviser.

17.   Recordkeepeing

     This Code, a list of all persons required to make reports hereunder from time to time, a copy of each report made by an Access Person hereunder, a list of all persons responsible for reviewing the reports required hereunder, a record of any decision and the reasons supporting the decision to approve any acquisition or sale by Access Persons of securities in an IPO or limited offering, each memorandum made by the Legal Compliance Officer hereunder and a record of any violations hereof and any sanctions imposed in response to any material violations of the Code shall be maintained by the Fund as required under the Rule.

Amended and Adopted this 12th day of December, 2000

                                                                EXHIBIT 23(p)(2)



     First Dominion Capital Corp. ("FDCC" or the "Distributor"), a registered broker/dealer, hereby adopts the attached Code of Ethics and where there is reference to the Advisor it shall also be deemed to refer to FDCC.

/s/John Pasco, III
President

                              THE WORLD FUNDS, INC.

                                 CODE OF ETHICS

                                       AND

                          STATEMENT ON INSIDER TRADING























Reviewed and Approved at the November 8, 2001 Board of Directors Meeting


                                 CODE OF ETHICS

                              THE WORLD FUNDS, INC.

     Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies, ("investment companies") and their investment advisors, and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

     1. employ any device, scheme or artifice to defraud the investment company;

     2. make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     3. engage in any act, practice or course of business which operates or would operate as a f fraud or deceit upon the investment company; or

     4. engage in any manipulative practice with respect to the investment company.

     Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics.

     In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer. Section 204A of the Investment Advisors Act of 1940 (the "Advisors Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them.
Section 204A provides that every person subject to Section 204 of the Advisors Act shall be required to establish procedures to prevent insider trading. Attached to this Code of Ethics (the "Code"), as Exhibit A, is a Statement on Insider Trading. Any investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and any broker-dealer who acts as the principal underwriter for any series of the Fund must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment advisor or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Fund's Board of Directors to comply with ITSFEA's requirements.

     This Code is being adopted by the Fund, (1) for implementation with respect to covered persons of the Fund; and (2) for implementation by any investment advisor to the Fund as that term is defined under the Act (each such investment advisor being deemed an "Investment Advisor" for purposes of this Code), and for any principal underwriter for the Fund, unless such investment advisor or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Fund's Board of Directors to comply with the requirements of Rule 17j-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1.

                         STATEMENT OF GENERAL PRINCIPLES

     This Code is based on the principle that the officers, directors, and employees of the Fund and the officers, directors, and employees of the Fund's investment advisor(s) owe a fiduciary duty to the shareholders of the Fund and, therefore, the Fund's and investment advisor's personnel must place the shareholders' interests ahead of their own. The Fund's and investment advisor's personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Fund's portfolio transactions and that they do not take inappropriate advantage of their positions. Ail persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures, and restrictions.

                        DEFINITIONS

      For purposes of this Code:

     "Access Person" means any director officer, employee, or advisory person of the Fund, or those persons who have an active part in the management, portfolio selection, or underwriting functions of the Fund, or who, in the course of their normal duties, obtain prior information about the Fund's purchases or sales of securities (i.e. traders and analysts).

     "Advisory Person". With respect to an Investment Advisor, an Advisory Person means any director, officer, general partner, or employee who, in connection with his/her regular functions or duties, makes, participates in, or obtains current information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales, including any natural person in a control relationship to the Fund who obtains current information concerning recommendations made with regard to the purchase or sale of a security by the Fund.

     "Investment Personnel" shall mean any securities analyst, portfolio manager, or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

     "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

     "Portfolio Manager" shall mean an employee of an Investment Advisor entrusted with the direct responsibility and authority to make investment decisions affecting the Fund.

     "Beneficial Ownership" shall be as defined in Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, which, generally speaking, encompass those situations where the beneficial owner has the right to enjoy some economic benefits which are substantially equivalent to ownership regardless of who is the registered owner. This would include:

     (i) securities which a person holds for his or her own benefit either in bearer form, registered in his or her own name or otherwise, regardless of whether the securities are owned individually or jointly;

     (ii) securities held in the name of a member of his or her immediate family sharing the same household;

     (iii)securities held by a trustee, executor, administrator, custodian or broker;

     (iv) securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

     (v) securities held by a corporation which can be regarded as a personal holding company of a person; and

     (vi) securities recently purchased by a person and awaiting transfer into his or her name.

     "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States or by Federal agencies which are direct obligations of the United States, bankers' acceptances, bank certificates of deposits, and commercial paper. A future or an option on a future will be deemed to be a security subject to this Code.

     "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

     A security is "being considered for purchase or sale" or is "being purchased or sold" when a recommendation to purchase or sell the security has been made by an Investment Advisor and such determination has been communicated to the Fund. With respect to the Investment Advisor making the recommendation, a security is being considered for purchase or sale when an officer, director or employee of such Investment Advisor seriously considers making such a recommendation. Solely for purposes of this Code, any agent of the Fund charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such security as and from the time the security is identified to such agent as though such agent was an Investment Advisor hereunder.

     NOTE: An officer or employee of the Fund or an Investment Advisor whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Fund, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

                             PROHIBITED TRANSACTIONS

     Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any security in which he/she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his/her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Fund; or (ii) is being purchased or sold by the Fund; except that the prohibitions of this section shall not apply to:

     (1)  purchases  or sales  affected  in any  account  over  which the Access
          Person or Advisory Person has no direct or indirect influence or control;

     (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;

     (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

     (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                   PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL

No Investment Personnel shall:

     (a)  acquire any securities in an initial public  offering;  or

     (b) acquire securities in a private placement without prior written approval of the Fund's compliance officer or other officer designated by the Board of Directors.

     In considering a request to invest in a private placement, the Fund's compliance officer will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to Investment Personnel by virtue of their/his/her position with the Fund. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Fund, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Fund's subsequent consideration of an investment in that issuer. In such a case, the Fund's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.

                                BLACKOUT PERIODS

     No Access Person or Advisory Person shall execute a securities transaction on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a security within seven (7) calendar days before or after the Fund that he/she manages trades in that security. The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Fund shall not apply with respect to a security when the portfolio manager certifies in writing to the Compliance Officer that the Fund's trading program in that security is complete. Each transaction authorized by the Compliance Officer pursuant to this provision shall be reported to the Board by the Compliance Officer at the Board's next regular meeting. Should Fund Personnel trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Fund Personnel and approved by the officers of the Fund. The prohibitions of this section shall not apply to:

     (1)  purchases  or sales  affected  in any  account  over  which the Access
          Person or Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Fund's pending "buy" or "sell" order;

     (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;

     (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

     (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                               SHORT-TERM TRADING

     No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) securities which are owned by the Fund or which are of a type suitable for purchase by the Fund, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the officers of the Fund. The compliance officer or other officer designated by the Board of Directors may Permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

                                      GIFTS

     No Investment Personnel shall accept a gift or other thing of more than de minimis value ("gift") from any person or entity that does business with or on behalf of the Fund if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Investment Personnel who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the compliance officer and accept the gift only upon written approval of the compliance officer.

                              SERVICE AS A DIRECTOR

     No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Directors based upon a determination that such board service would not be inconsistent with the interests of the Fund and its shareholders.

                              COMPLIANCE PROCEDURES

     1. All Fund Personnel shall pre-clear their personal securities transactions prior to executing an order. A written request must be submitted to the Fund's compliance officer, and the compliance officer must give his/her written authorization prior to Fund Personnel placing a purchase or sell order with a broker. Should the compliance officer deny the request, he/she will give a reason for the denial. Approved request will remain valid for two (2) business days from the date of the approval.1

     2. Fund Personnel shall instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

     3. Fund Personnel, other than directors or officers required to report their securities transactions to a registered investment advisor pursuant to Rule 204-2(a)(12) or (13) under the Investment Advisors Act, shall submit reports showing all transactions in securities as defined herein in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership.

     4. Each director, who is not an interested person of the Fund as defined in the Act, shall submit reports as required under subparagraph 3 above, but only for transactions in reportable securities where at the time of the transaction the director knew, or in the ordinary course of fulfilling his/her official duties as a director should have known, that during the seven (7) day period immediately preceding the date of the transaction by the director, such security was purchased or sold by the Fund or was being considered for purchase or sale by the Fund.

     5. Every report required to be made under subparagraphs 3 and 4 above shall be made not later than ten (10) days after the end of the calendar quarter in which the transaction to which the report relates was effected. The report shall contain the following information concerning any transaction required to be reported therein:

      (a)  the date of the transaction;
      (b)  the title and number of shares;
      (c)  the principal amount involved;
      (d) the nature of the transaction (i.e. purchase, sale, or other type of acquisition or disposition);
      (e)  the price at which the transaction was effected; and
      (f) the name of the broker, dealer or bank with or through whom the transaction was effected.

     6. The compliance officer shall identify all Fund Personnel who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder.

     7. The compliance officer shall promptly report to the Fund's Board of Directors (a) any apparent violation of the prohibitions contained in this Code, and (b) any reported transactions in a security which was purchased or sold by the Fund within seven (7) days before or after the date of the reported transaction.

     8. The Fund's Board of Directors, or a Committee of Directors created by the Board of Directors for that purpose, shall consider reports made to the Board of Directors hereunder and shall determine whether or not this Code has been violated and what sanctions, if any, should be imposed.

     9. This Code, a list of all persons required to make reports hereunder from time to time, a copy of each report made by Fund Personnel, each memorandum made by the compliance officer hereunder, and a record of any violation hereof and any action taken as a result of such violation, shall be maintained by the Fund as required under Rule 17j-1.

     10. Upon the commencement of employment of a person who would be deemed to fall within the definition of "Fund Personnel", that person must disclose all personal securities holdings to the compliance officer.

     11. All Fund Personnel must report, on an annual basis, all personal securities holdings.

     12. At least annually, all Fund Personnel will be required to certify that they (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined therein; (c) have complied with the requirements of the Code; (d) have disclosed and reported all personal securities transactions required to be disclosed; and (e) have disclosed all personal securities holdings.

     13. The Fund's compliance officer shall prepare an annual report to the Fund's Board of Directors. Such report shall (a) include a copy of the Fund's Code; (b) summarize existing procedures concerning personal investing and any changes in the Code's policies or procedures during the past year; (c) identify any violations of the Code; and (d) identify any recommended changes in existing restrictions, policies or procedures based upon the Fund's experience under the Code, any evolving industry practices, or developments in applicable laws or regulations.

                                    EXHIBIT A

                          STATEMENT ON INSIDER TRADING

     The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer, or any person associated with the investment advisor and/or broker-dealer.

     Section 204A of the Investment Advisers Act of 1940 (the "Advisers Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them. Section 204A provides that every person subject to
Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

     Each investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and each broker-dealer which acts as principal underwriter to any series of the Fund has adopted the following policy, procedures, and supervisory procedures in addition to the Fund's Code of Ethics. Throughout this document the investment advisor(s) and principal underwriter(s) shall collectively be called the "Providers".

                               SECTION I - POLICY

     The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement:

     No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of covered persons, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the compliance officer.

     The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information. While the law concerning insider trading is not static, it is generally understood that the law prohibits:

     (a) trading by an insider, while in possession of material non-public information, or

     (b) trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated, or

     (c)  communicating material non-public information to others.

     The elements of insider trading and the penalties for such unlawful conduct are discussed below.

     1. Who is an Insider? The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment advisor may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

     2. What is Material Information? Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

     3. What is Non-Public Information? Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

     4. Reason for Liability. (a) Fiduciary duty theory - in 1980 the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the "misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person.

     5. Penalties for Insider Trading. Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:

o     civil injunctions
o     treble damages
o     disgorgement of profits
o     jail sentences
o fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and
o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

     In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.

                             SECTION II - PROCEDURES

     The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the compliance officer.

     1. Identifying Inside Information. Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

     i. Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

     ii. Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?

     If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:

      (a)  Report the matter immediately to the compliance officer.
      (b) Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.
      (c) Do not communicate the information to anybody, other than to the compliance official.
      (d) After the compliance official has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

     2. Personal Security Trading. Ail officers, directors, and employees of a Provider (other than officers, directors and employees who are required to report their securities transactions to a registered investment company in accordance with a Code of Ethics) shall submit to the compliance officer, on a quarterly basis, a report of every securities transaction in which they, their families (including the spouse, minor children, and adults living in the same household as the officer, director, or employee), and trusts of which they are trustees or in which they have a beneficial interest have participated, or at such lesser intervals as may be required from time to time. The report shall include the name of the security, date of the transaction, quantity, price, and broker-dealer through which the transaction was effected. Ail officers, directors and employees must also instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

     3. Restricting Access to Material Non-public Information. Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

     4. Resolving Issues Concerning Insider Trading. If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the compliance officer before trading or communicating the information to anyone. SECTION III - SUPERVISION

     The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1.    Prevention of Insider Trading:
      ------------------------------

      To prevent insider trading the compliance official should:

     (a)  answer  promptly  any  questions  regarding  the  Statement on Insider
          Trading;

     (b)  resolve  issues  of  whether  information   received  by  an  officer,
          director, or employee is material and nonpublic;

     (c) review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and

     (d) when it has been determined that an officer, director, or employee has material non-public information, (i) implement measures to prevent dissemination of such information, and (ii) if necessary, restrict officers, directors, and employees from trading the securities.

2.    Detection of Insider Trading:
      -----------------------------

To detect insider trading, the Compliance Officer should:

     (a) review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;

     (b) review the trading activity of the mutual funds managed by the investment advisor and the mutual funds which the broker-dealer acts as principal underwriter;

     (c) coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and The World Funds, Inc.

3.    Special Reports to Management:
      ------------------------------

     Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., providing full details and recommendations for further action.

4.    Annual Reports:
      ---------------

     On an annual basis, the Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., setting forth the following:

      (a) a summary of the existing procedures to detect and prevent insider trading;
      (b)  full  details  of  any  investigation,   either  internal  or  by  a
           regulatory agency, of any suspected insider trading and the results of such investigation;
      (c) an evaluation of the current procedures and any recommendations for improvement.

                                                                       EXHIBIT B

                              THE WORLD FUNDS, INC.

                                 CODE OF ETHICS
                                 INITIAL REPORT

To the Compliance Officer of The World Funds, Inc.:

     1. I hereby acknowledged receipt of a copy of the Code of Ethics for The World Funds, Inc.

     2. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

     4. As of the date below I had a direct or indirect beneficial ownership in the following securities:

Name of Security       Number of Shares  Type of  Interest  (Direct or Indirect)






Date:_____________________________________


Signature:________________________________

Print Name:_______________________________

                                                                       EXHIBIT C
                              THE WORLD FUNDS, INC.
                                 CODE OF ETHICS
                                  ANNUAL REPORT

To the Compliance Officer of The World Funds, Inc.:

     1. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

     2. I hereby certify that, during the year ended December 31, _____ , I have complied with the requirements of the Code and I have reported all securities transactions required to be reported pursuant to the Code.

     3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

     4. As of December 31, _____ , I had a direct or indirect beneficial ownership in the following securities:

Name of Security      Number of Shares     Type of Interest (Direct or Indirect)




Date:___________________________________  Signature:___________________________


                                          Print Name:___________________________

                                                                       EXHIBIT D
                             THE WORLD FUNDS, INC.

                         Securities Transactions Report

For the Calendar Quarter Ended:_______________________________________________

To the Compliance Officer of The World Funds, Inc.:

     During the quarter referred to above, the following transactions were effected in securities of which I had, or by reason of such transaction acquired, direct or indirect beneficial ownership and which are required to be reported pursuant to the Code of Ethics adopted by The World Funds, Inc.

SECURITY    DATE OF    NO. OF   DOLLAR      NATURE OF    PRICE   BROKER-DEALER
            TRANS.     SHARES   AMOUNT OF   TRANSACTION          OR BANK
                                TRANS.      (Purchase,           THROUGH
                                               Sale,             WHOM
                                              Other)             EFFECTED

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



     This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect beneficial ownership in the securities listed above.

     Except as noted on the reverse side of this report, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as the existence of any economic relationship between my transactions and securities held or to be acquired by the Fund.

Date:____________________________________________


Signature:_______________________________________


Print Name:______________________________________


------------
 1         The  Board  has  determined  that  placement  of a limit  order constitutes a transaction requiring approval, and the limit order must be placed within two days from the date of approval. Implementation of a limit order in accordance with its approved terms is a ministerial act which occurs in the future by the terms of the limit order, and does not require approval. A change of terms in, or withdrawal of, a standing limit order is an investment decision for which clearance must be obtained.